UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2008

Item 1:	Schedule of Investments

Vanguard Long-Term Investment Grade Fund
Schedule of Investments
April 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (9.5%)

U.S. Government Securities (3.6%)
U.S. Treasury Bond	5.000%	5/15/2037	190,000	206,180

Agency Bonds and Notes (5.9%)
1 Federal Home Loan Bank	5.500%	7/15/2036	100,000	108,538
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	100,000	118,759
1 Federal National Mortgage Assn.	6.625%	11/15/2030	90,000	110,539

				337,836

Conventional Mortgage-Backed Securities (0.0%)
1,2 Federal National Mortgage Assn.	15.500%	10/1/2012	1	1

Total U.S. Government and Agency Obligations
(Cost $531,376)				544,017

Corporate Bonds (75.6%)

Finance (25.0%)
Banking (11.8%)
Abbey National PLC	7.950%	10/26/2029	15,000	16,799
Banc One Corp.	7.750%	7/15/2025	25,000	27,644
Banc One Corp.	7.625%	10/15/2026	10,000	10,989
Banc One Corp.	8.000%	4/29/2027	15,000	17,124
Bank of America Corp.	6.000%	10/15/2036	55,000	54,677
BB&T Corp.	5.250%	11/1/2019	30,000	27,730
Citigroup, Inc.	6.625%	1/15/2028	25,000	25,002
Citigroup, Inc.	6.625%	6/15/2032	38,000	37,111
Citigroup, Inc.	6.000%	10/31/2033	22,900	21,023
Citigroup, Inc.	5.850%	12/11/2034	11,500	10,328
Citigroup, Inc.	6.125%	8/25/2036	8,335	7,706
Comerica Bank	5.200%	8/22/2017	25,000	22,676
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	28,000	31,133
3 HBOS Treasury Services PLC	6.000%	11/1/2033	46,500	39,677
HSBC Bank USA	5.875%	11/1/2034	45,700	41,456
HSBC Bank USA	5.625%	8/15/2035	28,000	24,490
HSBC Holdings PLC	7.625%	5/17/2032	21,200	22,542
Mellon Funding Corp.	5.500%	11/15/2018	8,800	8,662
National City Corp.	6.875%	5/15/2019	15,000	12,744
NationsBank Corp.	6.800%	3/15/2028	35,000	35,870
Royal Bank of Scotland Group PLC	4.700%	7/3/2018	26,125	22,214
SunTrust Banks, Inc.	5.450%	12/1/2017	21,000	19,660
SunTrust Banks, Inc.	5.400%	4/1/2020	10,000	8,907
Wachovia Bank NA	5.850%	2/1/2037	28,850	25,007
Wachovia Corp.	6.605%	10/1/2025	30,000	28,604
Washington Mutual, Inc.	5.250%	9/15/2017	40,000	34,678
Wells Fargo & Co.	5.375%	2/7/2035	30,000	27,061
Wells Fargo Bank NA	5.950%	8/26/2036	15,000	14,651
Brokerage (2.0%)
Goldman Sachs Group, Inc.	6.125%	2/15/2033	45,725	43,390
Goldman Sachs Group, Inc.	6.450%	5/1/2036	15,000	14,305
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	16,000	16,149
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	10,000	8,840
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	15,000	12,859
Morgan Stanley Dean Witter	7.250%	4/1/2032	20,000	20,450
Finance Companies (1.8%)
CIT Group, Inc.	6.000%	4/1/2036	12,000	9,510
General Electric Capital Corp.	6.750%	3/15/2032	90,000	96,077
Insurance (9.4%)
ACE INA Holdings, Inc.	6.700%	5/15/2036	30,000	30,522
Allstate Corp.	6.750%	5/15/2018	20,000	21,274
Allstate Corp.	5.550%	5/9/2035	14,075	12,362
Allstate Corp.	5.950%	4/1/2036	8,000	7,414
American General Corp.	6.625%	2/15/2029	33,000	31,744
American International Group, Inc.	6.250%	5/1/2036	10,000	9,738
American Re Corp.	7.450%	12/15/2026	10,000	10,333
AXA Financial, Inc.	7.000%	4/1/2028	34,910	34,271
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	22,610	20,942
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	47,500	42,655
3 John Hancock Mutual Life Insurance Co.	7.375%	2/15/2024	30,000	33,437
3 Liberty Mutual Insurance Co.	8.500%	5/15/2025	28,335	30,122
Lincoln National Corp.	6.150%	4/7/2036	13,900	13,236
2,3 Massachusetts Mutual Life	7.625%	11/15/2023	15,970	18,334
MetLife, Inc.	6.375%	6/15/2034	15,000	14,777
MetLife, Inc.	5.700%	6/15/2035	10,000	8,901
3 Metropolitan Life Insurance Co.	7.800%	11/1/2025	35,000	40,585
3 New York Life Insurance	5.875%	5/15/2033	70,275	65,923
Principal Financial Group, Inc.	6.050%	10/15/2036	16,500	14,443
Prudential Financial, Inc.	5.750%	7/15/2033	23,000	20,812
Prudential Financial, Inc.	5.400%	6/13/2035	10,000	8,580
Travelers Property Casualty Corp.	7.750%	4/15/2026	25,000	27,158
UnitedHealth Group, Inc.	5.800%	3/15/2036	12,000	10,112
XL Capital Ltd.	6.375%	11/15/2024	11,500	9,597

				1,435,017

Industrial (39.0%)
Basic Industry (2.9%)
Aluminum Co. of America	6.750%	1/15/2028	45,000	43,276
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	42,100	43,456
Monsanto Co.	5.500%	7/30/2035	15,000	13,302
Morton International, Inc.	9.750%	6/1/2020	10,000	13,182
PPG Industries, Inc.	9.000%	5/1/2021	9,750	12,212
Rohm & Haas Co.	7.850%	7/15/2029	25,000	27,761
Weyerhaeuser Co.	7.375%	3/15/2032	15,000	15,035
Capital Goods (4.7%)
Boeing Co.	6.625%	2/15/2038	13,000	14,366
Boeing Co.	7.875%	4/15/2043	8,000	10,080
Caterpillar, Inc.	6.625%	7/15/2028	35,000	37,523
Deere & Co.	7.125%	3/3/2031	15,000	17,034
3 Hutchison Whampoa International Ltd.	7.450%	11/24/2033	50,000	54,405
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	35,000	37,981
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/2037	35,000	36,039
PACTIV Corp.	8.125%	6/15/2017	10,000	11,213
3 Siemens Financieringsmat	6.125%	8/17/2026	10,000	9,526
United Technologies Corp.	8.875%	11/15/2019	15,000	19,720
United Technologies Corp.	7.500%	9/15/2029	15,000	18,218
Communication (10.9%)
AT&T Wireless	8.750%	3/1/2031	50,000	62,074
Bell Telephone Co. of Pennsylvania	8.350%	12/15/2030	6,260	7,393
BellSouth Corp.	6.875%	10/15/2031	40,000	41,676
BellSouth Corp.	6.000%	11/15/2034	40,000	38,347
CBS Corp.	7.875%	7/30/2030	40,000	41,413
Comcast Corp.	5.650%	6/15/2035	30,500	27,273
Comcast Corp.	6.450%	3/15/2037	14,500	14,399
3 Cox Communications, Inc.	6.450%	12/1/2036	10,000	9,841
Deutsche Telekom International Finance	8.250%	6/15/2030	50,000	62,009
France Telecom	8.500%	3/1/2031	38,175	49,816
GTE Corp.	6.940%	4/15/2028	20,000	20,471
Indiana Bell Telephone Co., Inc.	7.300%	8/15/2026	20,000	20,878
Michigan Bell Telephone Co.	7.850%	1/15/2022	25,000	27,080
New Jersey Bell Telephone Co.	8.000%	6/1/2022	25,000	28,424
News America Inc.	6.200%	12/15/2034	11,750	11,344
News America Inc.	6.400%	12/15/2035	14,000	13,975
Pacific Bell	7.125%	3/15/2026	15,000	15,462
Sprint Capital Corp.	8.750%	3/15/2032	6,000	5,360
Telefonica Europe BV	8.250%	9/15/2030	15,500	18,750
Time Warner Cable Inc.	6.550%	5/1/2037	40,000	39,624
Verizon Communications Corp.	6.250%	4/1/2037	15,000	15,153
Verizon Global Funding Corp.	7.750%	12/1/2030	10,500	11,808
Verizon Global Funding Corp.	5.850%	9/15/2035	30,000	28,347
Verizon Maryland, Inc.	5.125%	6/15/2033	12,000	9,627
Consumer Cyclical (3.6%)
CVS Corp.	6.250%	6/1/2027	34,000	33,539
Dayton Hudson Corp.	6.650%	8/1/2028	15,000	14,747
Lowe's Cos., Inc.	6.500%	3/15/2029	26,010	25,677
Target Corp.	7.000%	7/15/2031	20,000	20,266
The Walt Disney Co.	7.000%	3/1/2032	22,000	24,788
Time Warner, Inc.	6.625%	5/15/2029	10,775	10,307
Time Warner, Inc.	6.500%	11/15/2036	10,000	9,452
Viacom Inc.	6.875%	4/30/2036	10,000	10,127
Wal-Mart Stores, Inc.	7.550%	2/15/2030	50,000	58,178
Consumer Noncyclical (11.2%)
Anheuser-Busch Cos., Inc.	6.750%	12/15/2027	10,000	10,709
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	31,900	34,607
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	11,460	11,069
Archer-Daniels-Midland Co.	6.750%	12/15/2027	11,000	11,522
Becton, Dickinson & Co.	4.900%	4/15/2018	13,200	12,936
Becton, Dickinson & Co.	7.000%	8/1/2027	8,300	9,065
Bestfoods	6.625%	4/15/2028	30,000	32,297
Bristol-Myers Squibb Co.	6.800%	11/15/2026	20,000	21,326
3 Cargill Inc.	6.125%	9/15/2036	23,000	20,600
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	10,000	11,121
CPC International, Inc.	7.250%	12/15/2026	30,000	34,229
Eli Lilly & Co.	7.125%	6/1/2025	12,125	13,889
Eli Lilly & Co.	5.500%	3/15/2027	33,375	32,259
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	21,995	20,683
Hershey Foods Corp.	7.200%	8/15/2027	21,461	23,793
Johnson & Johnson	6.950%	9/1/2029	22,457	26,129
Kellogg Co.	7.450%	4/1/2031	18,800	21,569
Kimberly-Clark Corp.	6.250%	7/15/2018	25,000	27,015
Kraft Foods, Inc.	6.500%	11/1/2031	15,000	14,038
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	17,000	19,305
Pharmacia Corp.	6.750%	12/15/2027	28,000	30,153
Procter & Gamble Co.	6.450%	1/15/2026	27,000	28,975
Procter & Gamble Co.	5.500%	2/1/2034	25,000	24,382
Procter & Gamble Co.	5.550%	3/5/2037	12,000	11,925
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	37,065	47,269
Schering-Plough Corp.	6.750%	12/1/2033	17,920	18,309
Sysco Corp.	6.500%	8/1/2028	22,000	23,321
Wyeth	5.950%	4/1/2037	50,000	49,498
Energy (3.4%)
Burlington Resources, Inc.	7.400%	12/1/2031	25,000	28,790
ChevronTexaco Corp.	8.625%	11/15/2031	13,000	17,165
ConocoPhillips	7.000%	3/30/2029	10,000	11,216
ConocoPhillips	5.900%	10/15/2032	20,300	20,448
Encana Corp.	6.500%	8/15/2034	10,000	10,086
Halliburton Co.	8.750%	2/15/2021	10,000	12,532
Mobil Corp.	8.625%	8/15/2021	22,000	29,135
Suncor Energy, Inc.	5.950%	12/1/2034	22,400	21,009
Tosco Corp.	7.800%	1/1/2027	15,000	17,810
Tosco Corp.	8.125%	2/15/2030	20,000	24,890
Technology (1.1%)
International Business Machines Corp.	7.000%	10/30/2025	50,000	55,235
Pitney Bowes, Inc.	4.750%	5/15/2018	11,100	10,473
Transportation (0.8%)
Burlington Northern Santa Fe Corp.	6.875%	12/1/2027	25,000	25,545
Norfolk Southern Corp.	7.800%	5/15/2027	18,500	21,431
Other (0.4%)
Eaton Corp.	7.625%	4/1/2024	15,000	16,463
Eaton Corp.	5.250%	6/15/2035	10,800	8,884

				2,235,059

Utilities (11.6%)
Electric (10.5%)
Alabama Power Co.	5.700%	2/15/2033	12,800	11,732
Appalachian Power Co.	6.700%	8/15/2037	50,000	48,297
Arizona Public Service Co.	5.625%	5/15/2033	9,000	6,922
Baltimore Gas & Electric Co.	6.350%	10/1/2036	10,000	9,153
Carolina Power & Light Co.	5.700%	4/1/2035	7,500	7,037
Connecticut Light & Power Co.	6.350%	6/1/2036	15,000	15,052
Consolidated Edison Co. of New York	5.100%	6/15/2033	9,600	8,239
Consolidated Edison Co. of New York	6.200%	6/15/2036	14,000	13,956
Duke Energy Carolinas LLC	6.100%	6/1/2037	50,000	49,639
Florida Power & Light Co.	5.625%	4/1/2034	16,275	15,845
Florida Power & Light Co.	4.950%	6/1/2035	10,000	8,817
Florida Power & Light Co.	5.400%	9/1/2035	10,000	9,424
Florida Power Corp.	6.750%	2/1/2028	22,375	24,235
Indiana Michigan Power Co.	6.050%	3/15/2037	15,000	13,544
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	20,000	20,003
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	50,000	59,201
Northern States Power Co.	7.125%	7/1/2025	30,000	32,825
Northern States Power Co.	6.200%	7/1/2037	50,000	51,203
Oklahoma Gas & Electric Co.	6.500%	4/15/2028	12,770	12,807
PacifiCorp	6.100%	8/1/2036	15,000	14,754
PSE&G Power LLC	8.625%	4/15/2031	15,000	18,110
Puget Sound Energy Inc.	6.724%	6/15/2036	10,000	10,000
South Carolina Electric & Gas Co.	6.625%	2/1/2032	35,000	37,638
Southern California Edison Co.	6.000%	1/15/2034	8,800	8,946
Tampa Electric Co.	6.150%	5/15/2037	35,000	32,876
Virginia Electric & Power Co.	6.000%	5/15/2037	50,000	48,836
Wisconsin Electric Power Co.	5.700%	12/1/2036	10,365	9,644
Natural Gas (1.1%)
KeySpan Corp.	5.875%	4/1/2033	12,000	10,645
KeySpan Corp.	5.803%	4/1/2035	10,000	9,092
San Diego Gas & Electric	6.000%	6/1/2026	25,000	25,072
Texas Eastern Transmission	7.000%	7/15/2032	17,000	17,660

				661,204

Total Corporate Bonds
(Cost $4,346,076)				4,331,280

Sovereign Bonds (U.S. Dollar-Denominated) (4.0%)

International Bank for Reconstruction & Development	7.625%	1/19/2023	43,320	56,937
International Bank for Reconstruction & Development	4.750%	2/15/2035	30,300	29,743
Province of British Columbia	6.500%	1/15/2026	13,800	16,156
Province of Quebec	7.500%	9/15/2029	24,500	31,978
Province of Saskatchewan	8.500%	7/15/2022	10,000	14,162
Quebec Hydro Electric	9.400%	2/1/2021	40,000	56,905
Republic of Italy	6.875%	9/27/2023	17,700	21,290

Total Sovereign Bonds
(Cost $203,356)				227,171

Taxable Municipal Bonds (8.8%)

Commonwealth Financing Auth. Pennsylvania Rev.	5.197%	6/1/2026	25,000	24,508
George Washington Univ.	5.300%	2/1/2017	25,000	24,712
Illinois (Taxable Pension) GO	4.950%	6/1/2023	8,935	8,805
Illinois (Taxable Pension) GO	5.100%	6/1/2033	145,000	140,902
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	50,002	61,069
New York City NY Transitional Finance Auth. Rev.	5.210%	8/1/2017	51,980	51,323
North Carolina Duke Univ. Rev.	5.850%	4/1/2037	38,850	39,608
Oregon Community College Dist.	5.440%	6/30/2023	10,595	11,173
Oregon School Board Assn.	4.759%	6/30/2028	15,000	12,998
President and Fellows of Harvard College	6.300%	10/1/2037	56,345	58,982
Southern California Public Power Auth.	6.930%	5/15/2017	37,000	42,672
Wisconsin Public Service Rev.	5.700%	5/1/2026	23,025	24,363

Total Taxable Municipal Bonds
(Cost $498,068)				501,115

Temporary Cash Investment (1.0%)

Repurchase Agreement
Banc of America Securities, LLC
(Dated 4/30/2008, Repurchase Value $59,376,000
Collateralized by U.S. Treasury Note 4.500%, 9/30/2011)
(Cost $59,373)	1.840%	5/1/2008	59,373	59,373

Total Investments (98.9%)
(Cost $5,638,249)				5,662,956

Other Assets and Liabilities-Net (1.1%)				60,330

Net Assets (100%)				5,723,286

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of these securities was $322,450,000, representing 5.6% of net assets.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2008, the cost of investment securities for tax purposes was $5,638,249,000. Net unrealized appreciation of investment securities for tax purposes was $24,707,000, consisting of unrealized gains of $187,660,000 on securities that had risen in value since their purchase and $162,953,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2008, 100% of the fund's investments were valued based on Level 2 inputs.

Vanguard GNMA Fund
Schedule of Investments
April 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Government National Mortgage Association Obligations (97.5%)

1 Government National Mortgage Assn.	2.932%	2/20/2037	69,644	67,809
1 Government National Mortgage Assn.	4.500%	5/15/2033-4/15/2038	189,608	182,264
1 Government National Mortgage Assn.	5.000%	7/15/2020-5/1/2038	5,419,522	5,372,071
1 Government National Mortgage Assn.	5.500%	3/15/2013-5/1/2038	9,363,992	9,508,012
1 Government National Mortgage Assn.	6.000%	10/15/2016-5/1/2038	5,808,962	5,990,799
1 Government National Mortgage Assn.	6.500%	6/15/2008-5/1/2038	2,469,786	2,569,555
1 Government National Mortgage Assn.	7.000%	5/15/2008-5/1/2038	346,249	368,780
1 Government National Mortgage Assn.	7.250%	12/15/2026-2/15/2027	164	175
1 Government National Mortgage Assn.	7.500%	5/15/2008-10/15/2031	125,151	134,422
1 Government National Mortgage Assn.	7.750%	2/15/2027	254	275
1 Government National Mortgage Assn.	8.000%	7/15/2008-8/15/2031	55,888	60,339
1 Government National Mortgage Assn.	8.500%	8/15/2008-6/15/2028	13,813	14,904
1 Government National Mortgage Assn.	9.000%	11/15/2008-2/15/2023	10,262	11,008
1 Government National Mortgage Assn.	9.250%	9/15/2016-7/15/2017	59	64
1 Government National Mortgage Assn.	9.500%	7/15/2009-7/15/2022	5,153	5,622
1 Government National Mortgage Assn.	10.000%	7/20/2014-8/20/2018	65	72
1 Government National Mortgage Assn.	11.000%	7/15/2010-2/20/2016	26	28
1 Government National Mortgage Assn.	11.250%	9/20/2015-2/20/2016	42	46
1 Government National Mortgage Assn.	11.500%	5/15/2013-11/20/2015	37	41
1 Government National Mortgage Assn.	12.000%	1/15/2013-1/20/2016	60	68
1 Government National Mortgage Assn.	12.500%	5/20/2014-7/20/2015	35	40
1 Government National Mortgage Assn.	13.000%	1/15/2011-1/20/2015	32	36
1 Government National Mortgage Assn.	13.500%	5/15/2010-12/15/2014	21	25
1 Government National Mortgage Assn.	14.000%	6/15/2011	15	16
1 Government National Mortgage Assn.	15.000%	5/15/2012	2	2

Total Government National Mortgage Association Obligations
(Cost $24,123,700)				24,286,473

Temporary Cash Investments (7.4%)

Repurchase Agreements
Bank of America Securities, LLC
(Dated 4/30/2008, Repurchase Value $362,320,000,
collateralized Federal National Mortgage Assn. 4.500%-6.500%,
4/1/2023-1/1/2038)	1.980%	5/1/2008	362,300	362,300
BNP Paribas Securities Corp.
(Dated 4/30/2008, Repurchase Value $997,555,000,
collateralized by Federal Home Loan Mortgage Corp. 6.000%, 4/1/2038 and
Federal National Mortgage Assn. 4.500%-6.500%, 4/1/2023-4/1/2038)	2.000%	5/1/2008	997,500	997,500
UBS Securities LLC
(Dated 4/30/2008, Repurchase Value $480,626,000,
collateralized by Federal Home Loan Mortgage Corp., 7.000%-16.250%,
8/1/2008-7/15/2093 and Federal National Mortgage Assn. 4.000%-10.000%,
7/1/2008-2/1/2048)	1.980%	5/1/2008	480,600	480,600

Total Temporary Cash Investments
(Cost $1,840,400)				1,840,400

Total Investments (104.9%)
(Cost $25,964,100)				26,126,873

Other Assets and Liabilities-Net (-4.9%)				(1,210,484)

Net Assets (100%)				24,916,389

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2008, the cost of investment securities for tax purposes was $25,964,100,000. Net unrealized appreciation of investment securities for tax purposes was $162,773,000, consisting of unrealized gains of $241,549,000 on securities that had risen in value since their purchase and $78,776,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2008, 100% of the fund's investments were valued based on Level 2 inputs.

Vanguard Short-Term Investment Grade Fund
Schedule of Investments
April 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (6.3%)

U.S. Government Securities (3.8%)
U.S. Treasury Note	4.875%	8/15/2009	20,000	20,697
U.S. Treasury Note	3.375%	10/15/2009	70,000	71,247
U.S. Treasury Note	4.625%	11/15/2009	25,450	26,389
U.S. Treasury Note	3.500%	2/15/2010	291,800	298,319
U.S. Treasury Note	3.875%	5/15/2010	140,000	144,638
U.S. Treasury Note	3.625%	6/15/2010	8,033	8,261
U.S. Treasury Note	3.875%	9/15/2010	132,000	136,826
U.S. Treasury Note	4.250%	10/15/2010	72,300	75,734

				782,111

Mortgage-Backed Securities (2.5%)
Conventional Mortgage-Backed Securities (0.3%)
1,2 Federal Home Loan Mortgage Corp.	6.000%	3/1/2017-4/1/2017	14,802	15,331
1,2 Federal Home Loan Mortgage Corp.	7.000%	1/1/2009	60	61
1,2 Federal National Mortgage Assn.	5.605%	2/1/2037	8,193	8,342
1,2 Federal National Mortgage Assn.	6.000%	12/1/2016-5/1/2017	20,715	21,272
1,2 Federal National Mortgage Assn.	6.500%	12/1/2011-9/1/2016	18,401	19,045
1,2 Federal National Mortgage Assn.	7.000%	10/1/2011-4/1/2013	1,827	1,843
1,2 Federal National Mortgage Assn.	7.500%	3/1/2015	475	492
Nonconventional Mortgage-Backed Securities (2.2%)
1,2 Federal Home Loan Mortgage Corp.	3.653%	8/1/2033	7,221	7,244
1,2 Federal Home Loan Mortgage Corp.	3.731%	8/1/2033	4,810	4,821
1,2 Federal Home Loan Mortgage Corp.	3.872%	8/1/2033	6,566	6,578
1,2 Federal Home Loan Mortgage Corp.	3.880%	7/1/2033	28,826	29,041
1,2 Federal Home Loan Mortgage Corp.	3.969%	6/1/2033	7,920	8,025
1,2 Federal Home Loan Mortgage Corp.	4.047%	5/1/2033	4,514	4,511
1,2 Federal Home Loan Mortgage Corp.	4.074%	6/1/2033	9,067	9,056
1,2 Federal Home Loan Mortgage Corp.	4.139%	5/1/2033	8,094	8,199
1,2 Federal Home Loan Mortgage Corp.	5.000%	7/15/2024	17,041	17,243
1,2 Federal Home Loan Mortgage Corp.	5.500%	12/15/2027	5,374	5,499
1,2 Federal Home Loan Mortgage Corp.	5.864%	8/1/2037	43,123	44,121
1,2 Federal Home Loan Mortgage Corp.	6.461%	2/1/2033	3,163	3,214
1,2 Federal Home Loan Mortgage Corp.	6.657%	1/1/2033	2,589	2,639
1,2 Federal Home Loan Mortgage Corp.	7.074%	7/1/2032	1,045	1,049
1,2 Federal Home Loan Mortgage Corp.	7.120%	10/1/2032	2,263	2,317
1,2 Federal Home Loan Mortgage Corp.	7.181%	9/1/2032	2,062	2,112
1,2 Federal Home Loan Mortgage Corp.	7.233%	8/1/2032	1,701	1,729
1,2 Federal Home Loan Mortgage Corp.	7.245%	8/1/2032	2,623	2,665
1,2 Federal Home Loan Mortgage Corp.	7.254%	9/1/2032	2,043	2,065
1,2 Federal Home Loan Mortgage Corp.	7.266%	8/1/2032	2,172	2,225
1,2 Federal Home Loan Mortgage Corp.	7.276%	9/1/2032	3,608	3,705
1,2 Federal National Mortgage Assn.	3.000%	8/25/2032	671	670
1,2 Federal National Mortgage Assn.	3.414%	8/1/2033	7,615	7,648
1,2 Federal National Mortgage Assn.	3.492%	8/1/2033	7,698	7,734
1,2 Federal National Mortgage Assn.	3.631%	8/1/2033	7,020	7,055
1,2 Federal National Mortgage Assn.	3.667%	8/1/2033	2,135	2,138
1,2 Federal National Mortgage Assn.	3.697%	8/1/2033	14,485	14,502
1,2 Federal National Mortgage Assn.	3.719%	7/1/2033	8,829	8,876
1,2 Federal National Mortgage Assn.	3.721%	9/1/2033	16,706	16,862
1,2 Federal National Mortgage Assn.	3.739%	10/1/2033	7,173	7,248
1,2 Federal National Mortgage Assn.	3.762%	6/1/2033	12,737	12,729
1,2 Federal National Mortgage Assn.	3.785%	9/1/2033	22,788	23,021
1,2 Federal National Mortgage Assn.	3.797%	8/1/2033	15,363	15,479
1,2 Federal National Mortgage Assn.	3.816%	7/1/2033	16,758	17,089
1,2 Federal National Mortgage Assn.	3.843%	6/1/2033	25,441	25,795
1,2 Federal National Mortgage Assn.	4.021%	5/1/2033	17,457	17,452
1,2 Federal National Mortgage Assn.	4.117%	5/1/2033	2,957	2,975
1,2 Federal National Mortgage Assn.	4.123%	5/1/2033	7,876	7,874
1,2 Federal National Mortgage Assn.	4.208%	7/1/2033	26,558	26,916
1,2 Federal National Mortgage Assn.	4.265%	5/1/2033	11,066	11,104
1,2 Federal National Mortgage Assn.	4.528%	4/1/2033	7,377	7,463
1,2 Federal National Mortgage Assn.	5.035%	4/1/2033	5,077	5,135
1,2 Federal National Mortgage Assn.	5.479%	8/1/2037	8,027	8,161
1,2 Federal National Mortgage Assn.	5.500%	8/25/2027	9,305	9,488
1,2 Federal National Mortgage Assn.	6.169%	12/1/2032	2,093	2,124
1,2 Federal National Mortgage Assn.	6.995%	7/1/2032	1,100	1,103
1,2 Federal National Mortgage Assn.	7.053%	8/1/2032	1,713	1,716
1,2 Federal National Mortgage Assn.	7.156%	9/1/2032	649	658
1,2 Federal National Mortgage Assn.	7.207%	9/1/2032	878	883

				504,342

Total U.S. Government and Agency Obligations
(Cost $1,252,064)				1,286,453

Corporate Bonds (88.0%)

Asset Backed/Commercial Mortgage-Backed Securities (23.9%)
2,3 American Express Credit Account Master Trust	2.806%	3/15/2012	16,630	16,458
2,3 American Express Credit Account Master Trust	2.746%	12/15/2013	22,500	21,772
2,3 American Express Issuance Trust	2.746%	8/15/2011	24,500	23,849
4 BA Covered Bond Issuer	5.500%	6/14/2012	36,600	38,124
2 Banc of America Commercial Mortgage, Inc.	5.334%	9/10/2045	14,475	14,470
2 Banc of America Funding Corp.	5.596%	9/20/2046	68,956	60,020
2 Banc of America Mortgage Securities	7.527%	9/25/2032	354	350
2 Banc of America Mortgage Securities	6.887%	2/25/2033	1,135	1,125
2 Banc of America Mortgage Securities	4.647%	5/25/2033	3,127	2,948
2 Banc of America Mortgage Securities	3.440%	7/25/2033	5,666	5,407
2 Banc of America Mortgage Securities	3.544%	2/25/2034	6,836	6,505
2 Banc of America Securities Auto Trust	5.180%	6/18/2010	40,000	40,286
2 Bank of America Credit Card Trust	4.720%	5/15/2013	70,200	70,922
2,3 Bank of America Credit Card Trust	2.736%	6/17/2013	44,920	43,610
2 Bear Stearns Adjustable Rate Mortgage Trust	5.795%	10/25/2036	77,156	69,672
2 Bear Stearns Adjustable Rate Mortgage Trust	5.475%	5/25/2047	62,411	56,059
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.478%	10/12/2041	46,800	46,756
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	11,469	11,393
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.330%	1/12/2045	11,250	11,071
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.574%	6/11/2050	45,000	44,466
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/2050	40,000	39,466
2,3,4 BMW Floorplan Master Owner Trust	2.716%	9/17/2011	107,500	103,182
2 BMW Vehicle Lease Trust	4.590%	8/15/2013	30,800	30,655
2 Cabela's Master Credit Card Trust	4.310%	12/16/2013	59,750	59,273
2 Capital Auto Receivables Asset Trust	4.980%	5/15/2011	29,550	29,802
2 Capital Auto Receivables Asset Trust	5.000%	12/15/2011	15,760	15,886
2 Capital One Auto Finance Trust	5.250%	8/15/2011	34,200	33,389
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	37,800	36,588
2 Capital One Multi-Asset Execution Trust	5.050%	2/16/2016	46,500	45,908
2 Capital One Prime Auto Receivables Trust	4.990%	9/15/2010	23,536	23,654
2 CarMax Auto Owner Trust	4.210%	1/15/2010	3,674	3,672
2 Chase Issuance Trust	4.960%	9/17/2012	37,540	38,026
2,3 Chase Issuance Trust	2.756%	10/15/2012	33,000	32,228
2 Chase Issuance Trust	4.650%	12/17/2012	4,262	4,301
2 Chase Issuance Trust	4.650%	3/15/2015	164,000	161,458
2 Chase Manhattan Auto Owner Trust	3.870%	6/15/2009	4,120	4,120
2 Chase Manhattan Auto Owner Trust	5.340%	7/15/2010	38,020	38,220
2 Chase Manhattan Auto Owner Trust	3.980%	4/15/2011	16,100	16,124
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	39,250	38,983
2 Citibank Credit Card Issuance Trust	5.500%	6/22/2012	46,900	48,049
2 Citibank Credit Card Issuance Trust	4.750%	10/22/2012	49,000	49,444
2 Citibank Credit Card Issuance Trust	4.850%	4/22/2015	216,700	214,563
2 Citigroup Commercial Mortgage Trust	5.888%	12/10/2049	41,000	40,870
2 Citigroup Mortgage Loan Trust Inc.	5.914%	7/25/2037	41,736	37,197
2 Citigroup Mortgage Loan Trust, Inc.	4.674%	3/25/2034	8,712	8,345
2 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.655%	11/15/2044	14,270	14,137
2 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/2049	60,025	58,916
2 CNH Equipment Trust	4.270%	1/15/2010	2,745	2,783
2 CNH Equipment Trust	5.200%	8/16/2010	15,640	15,687
2 CNH Equipment Trust	4.120%	5/15/2012	21,200	20,816
2,3 CNH Wholesale Master Note Trust	2.826%	6/15/2011	23,475	23,478
2,3,4 CNH Wholesale Master Note Trust	2.776%	7/15/2012	29,350	29,106
2 Commercial Mortgage Pass-Through Certificates	5.811%	12/10/2049	19,000	18,993
2 Countrywide Home Loans	4.087%	5/25/2033	5,760	5,168
2 Countrywide Home Loans	3.562%	11/19/2033	10,407	9,406
2 Countrywide Home Loans	5.349%	3/20/2036	32,663	25,967
2 Countrywide Home Loans	5.455%	2/25/2047	41,691	30,932
2 Credit Suisse Mortgage Capital Certificates	5.512%	2/15/2039	20,800	20,982
2 Credit Suisse Mortgage Capital Certificates	5.912%	6/15/2039	36,575	36,511
2 Credit Suisse Mortgage Capital Certificates	5.589%	9/15/2040	29,100	28,765
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	17,054	17,149
2 DaimlerChrysler Auto Trust	4.980%	2/8/2011	26,200	26,338
2 DaimlerChrysler Auto Trust	3.700%	6/8/2012	33,100	32,701
2,3 DaimlerChrysler Master Owner Trust	2.746%	11/15/2011	22,000	21,582
2 Discover Card Master Trust	5.100%	10/15/2013	47,850	48,713
2,3 Federal National Mortgage Assn. Grantor Trust	3.135%	6/25/2033	18	18
2 Fifth Third Auto Trust	4.070%	1/17/2012	67,600	66,871
2,3 First Horizon Mortgage Pass-Though Trust	5.491%	1/25/2037	73,224	68,012
2 First Horizon Mortgage Pass-Through Trust	5.670%	11/25/2036	31,148	28,469
2,3 Fleet Home Equity Loan Trust	3.050%	1/20/2033	6,330	4,410
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	1,501	1,502
2 Ford Credit Auto Owner Trust	5.160%	11/15/2010	27,500	27,657
2 Ford Credit Auto Owner Trust	5.250%	9/15/2011	41,845	42,215
2 Ford Credit Auto Owner Trust	5.150%	11/15/2011	23,820	24,142
2 Ford Credit Auto Owner Trust	3.960%	4/15/2012	14,900	14,762
2 Ford Credit Auto Owner Trust	4.280%	5/15/2012	91,500	90,853
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	20,500	20,349
2,3 GE Capital Credit Card Master Note Trust	2.756%	3/15/2013	17,600	16,950
2 GMAC Mortgage Corp. Loan Trust	5.298%	11/19/2035	12,622	11,944
2,3 Gracechurch Card Funding PLC	2.726%	9/15/2010	39,500	39,293
2,3 Granite Master Issuer PLC	2.756%	12/17/2054	8,800	8,612
2,3 Granite Master Issuer PLC	2.612%	12/20/2054	26,200	25,309
2 Harley-Davidson Motorcycle Trust	2.760%	5/15/2011	6,431	6,428
2 Harley-Davidson Motorcycle Trust	2.530%	11/15/2011	7,124	7,095
2 Harley-Davidson Motorcycle Trust	5.240%	1/15/2012	8,622	8,679
2 Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	13,662	13,630
2 Harley-Davidson Motorcycle Trust	5.220%	3/15/2012	13,850	13,877
2 Harley-Davidson Motorcycle Trust	5.100%	5/15/2012	28,850	28,876
2,4 Harley-Davidson Motorcycle Trust	5.040%	10/15/2012	29,100	29,161
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	3,656	3,660
2 Honda Auto Receivables Owner Trust	5.100%	3/18/2011	58,700	59,248
2 Honda Auto Receivables Owner Trust	5.460%	5/23/2011	27,400	27,835
2 Honda Auto Receivables Owner Trust	5.090%	7/18/2013	5,870	5,947
2 Hyundai Auto Receivables Trust	5.110%	4/15/2011	52,000	52,519
2 John Deere Owner Trust	5.040%	7/15/2011	34,700	34,917
2 JP Morgan Mortgage Trust	5.301%	7/25/2035	81,867	77,381
2 JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/2046	22,200	22,128
2 JPMorgan Chase Commercial Mortgage Securities	5.298%	5/15/2047	18,700	18,538
2 JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/2049	50,700	50,720
2 JPMorgan Chase Commercial Mortgage Securities	5.629%	2/12/2051	24,053	23,799
2 JPMorgan Chase Commercial Mortgage Securities	5.827%	2/15/2051	44,610	44,514
2,3,4 Kildare Securities Ltd.	3.050%	12/10/2043	58,600	56,172
2 LB-UBS Commercial Mortgage Trust	5.303%	2/15/2040	37,500	36,915
2 LB-UBS Commercial Mortgage Trust	5.318%	2/15/2040	23,300	22,983
2 Master Adjustable Rate Mortgages Trust	3.809%	4/25/2034	10,593	9,668
2 MBNA Credit Card Master Note Trust	3.650%	3/15/2011	10,765	10,770
2 MBNA Credit Card Master Note Trust	4.900%	7/15/2011	9,425	9,496
2,3 MBNA Credit Card Master Note Trust	2.736%	2/15/2012	40,000	39,395
2 MBNA Credit Card Master Note Trust	4.500%	1/15/2013	19,775	19,825
2 Merrill Auto Trust Securitization	4.100%	8/25/2009	1,500	1,500
2 Merrill Lynch Mortgage Investors, Inc.	4.362%	2/25/2033	6,159	6,074
2 Merrill Lynch Mortgage Investors, Inc.	4.922%	7/25/2033	4,051	3,976
2 Merrill Lynch Mortgage Investors, Inc.	4.573%	2/25/2034	16,718	15,966
2 Merrill Lynch Mortgage Investors, Inc.	5.502%	5/25/2036	44,185	40,003
2 Merrill Lynch Mortgage Trust	4.556%	6/12/2043	16,850	16,705
2 Merrill Lynch Mortgage Trust	5.918%	6/12/2050	38,100	38,014
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.282%	8/12/2048	23,500	23,094
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.693%	6/12/2050	10,300	10,242
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.331%	3/12/2051	18,760	18,455
2 Morgan Stanley Capital I	5.803%	6/13/2042	81,050	80,892
2 Morgan Stanley Capital I	5.374%	3/12/2044	25,330	25,354
2 Morgan Stanley Capital I	5.623%	12/12/2049	16,800	16,623
2 Morgan Stanley Capital I	5.090%	10/12/2052	19,825	19,726
2,3 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	3.165%	11/25/2015	2,828	2,423
2 Morgan Stanley Mortgage Loan Trust	4.072%	2/25/2034	13,014	12,322
2 Morgan Stanley Mortgage Loan Trust	5.426%	6/25/2036	41,323	38,742
2,3 National City Credit Card Master Trust	2.766%	8/15/2012	57,400	56,070
2,3 National City Credit Card Master Trust	2.766%	3/17/2014	24,825	23,282
2 Nissan Auto Receivables Owner Trust	3.990%	7/15/2009	4,787	4,790
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	2,978	2,981
2,3 Nissan Auto Receivables Owner Trust	2.746%	7/15/2010	29,100	29,058
2 Nissan Auto Receivables Owner Trust	5.030%	5/16/2011	11,200	11,326
2 Nissan Auto Receivables Owner Trust	3.890%	8/15/2011	16,800	16,515
2 Nissan Auto Receivables Owner Trust	5.450%	6/15/2012	40,400	41,136
2,3,4 Nordstrom Private Label Credit Card Master Trust	2.776%	5/15/2015	93,000	88,797
2,3 Permanent Master Issuer PLC	2.763%	1/15/2016	32,800	31,846
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	39,250	39,306
2 PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	47,300	47,113
2 Provident Funding Mortgage Loan Trust	4.033%	4/25/2034	21,197	18,969
2,3 Rental Car Finance Corp.	3.095%	6/25/2009	9,513	9,507
2 Residential Funding Mortgage Securities I	5.846%	8/25/2036	56,501	52,523
2 Residential Funding Mortgage Securities I	5.961%	9/25/2036	25,963	24,446
2 Salomon Brothers Mortgage Securities VII	4.121%	9/25/2033	25,430	25,131
2 Sequoia Mortgage Trust	5.591%	9/20/2046	70,057	54,905
2 Thornburg Mortgage Securities Trust	3.304%	3/25/2044	12,316	12,148
2 USAA Auto Owner Trust	4.550%	2/16/2010	16,192	16,206
2 USAA Auto Owner Trust	4.900%	2/15/2012	29,800	30,040
2 USAA Auto Owner Trust	4.160%	4/16/2012	13,780	13,755
2 USAA Auto Owner Trust	4.640%	10/15/2012	68,500	68,735
2 USAA Auto Owner Trust	4.500%	10/15/2013	28,020	27,583
2,3 Volkswagen Credit Auto Master Trust	2.820%	7/20/2010	53,775	53,651
2,3 Wachovia Asset Securitization, Inc.	3.155%	6/25/2033	1,989	1,647
2 Wachovia Auto Loan Owner Trust	5.100%	7/20/2011	24,500	24,641
2 Wachovia Auto Owner Trust	5.390%	9/20/2011	25,320	25,530
2 Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/2046	29,100	29,384
2 Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/2048	16,490	16,353
2 Washington Mutual Mortgage Pass-Through Certificates	6.566%	1/25/2033	681	682
2 Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033	6,742	6,605
2 Washington Mutual Mortgage Pass-Through Certificates	4.048%	9/25/2033	9,936	9,506
2 Wells Fargo Home Equity Trust	3.970%	5/25/2034	22,377	22,193
2 Wells Fargo Mortgage Backed Securities Trust	5.639%	10/25/2036	68,491	59,194
2 World Omni Auto Receivables Trust	5.010%	10/15/2010	23,898	23,951
2 World Omni Auto Receivables Trust	5.230%	2/15/2011	17,600	17,725
2 World Omni Auto Receivables Trust	3.940%	10/15/2012	15,880	15,665

				4,875,346

Finance (33.7%)
Banking (17.7%)
AmSouth Bank NA	6.125%	3/1/2009	2,300	2,336
3,4 ANZ National Bank International Ltd.	3.167%	8/7/2009	19,600	19,525
3 Associated Bank NA	3.196%	6/2/2008	37,550	37,533
Astoria Financial Corp.	5.750%	10/15/2012	12,000	11,378
2,4 Banco Mercantil del Norte	6.135%	10/13/2016	19,550	19,061
4 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	34,000	34,255
3,4 Banco Santander Chile	3.340%	12/9/2009	18,900	18,347
Bank of America Capital Trust XIV	5.630%	12/31/2049	105,428	86,330
3 Bank of America Corp.	3.089%	2/27/2009	33,500	33,395
3 Bank of America Corp.	3.212%	8/2/2010	20,000	19,709
Bank of America Corp.	5.375%	8/15/2011	48,739	50,276
3 Bank of Ireland	2.814%	12/18/2009	61,800	60,619
Bank of New York Co., Inc.	5.050%	3/3/2009	37,900	38,377
Bank of New York Co., Inc.	5.410%	5/15/2009	30,800	31,273
Bank of New York Mellon	7.300%	12/1/2009	4,900	5,148
Bank of New York Mellon	4.950%	1/14/2011	14,700	14,865
Bank of New York Mellon	4.950%	11/1/2012	2,800	2,862
Bank of New York Mellon	4.500%	4/1/2013	11,200	11,248
3 Barclays Bank PLC	3.206%	8/10/2009	46,800	46,668
Barclays Bank PLC	7.400%	12/15/2009	6,788	7,055
Barclays Bank PLC	5.450%	9/12/2012	19,550	20,120
4 Barclays Bank PLC	7.375%	12/15/2049	4,420	4,294
BB&T Corp.	6.500%	8/1/2011	20,875	21,741
3,4 BBVA US Senior S.A. Unipersonal	2.786%	4/17/2009	117,500	117,100
4 BNP Paribas	4.800%	6/24/2015	13,800	12,909
3 Branch Banking & Trust Co.	3.126%	9/2/2008	17,800	17,800
3,4 BTMU Curacao Holdings NV	2.899%	12/19/2016	36,725	32,949
3 Canadian Imperial Bank of Commerce	3.139%	5/27/2008	34,200	34,206
3 Capital One Bank FSB	2.968%	3/13/2009	48,900	48,475
4 CBG Florida REIT Corp.	7.114%	2/15/2049	25,100	9,082
3 Charter One Bank N.A.	2.957%	4/24/2009	29,370	29,107
Charter One Bank N.A.	5.500%	4/26/2011	16,400	16,796
3 Citigroup Global Markets	2.900%	3/17/2009	38,700	38,491
3 Citigroup, Inc.	3.130%	6/9/2009	81,000	80,247
Citigroup, Inc.	5.250%	2/27/2012	19,900	19,810
Citigroup, Inc.	5.500%	8/27/2012	39,297	39,623
Citigroup, Inc.	5.300%	10/17/2012	8,403	8,393
Citigroup, Inc.	5.500%	4/11/2013	73,150	73,963
2 Citigroup, Inc.	8.400%	4/29/2049	72,500	73,576
4 Commonwealth Bank of Australia	5.000%	11/6/2012	24,000	24,328
4 Commonwealth Bank of Australia	6.024%	3/15/2049	21,125	17,612
3,4 Compass Bank	3.310%	10/9/2009	46,700	46,425
3,4 Credit Agricole	3.140%	5/28/2010	93,750	92,821
2,4 Credit Agricole	6.637%	5/31/2049	7,600	6,186
3 Credit Suisse First Boston USA, Inc.	3.186%	6/2/2008	40,000	40,005
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	22,900	22,919
3 Credit Suisse First Boston USA, Inc.	3.265%	8/15/2010	41,500	40,635
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	15,600	16,023
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	8,500	8,761
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	17,920	18,613
3,4 Deutsche Bank Financial, Inc.	3.219%	4/30/2009	11,730	11,728
3 Deutsche Bank New York Branch	3.220%	8/21/2009	46,790	46,704
4 Development Bank of Singapore Ltd.	7.875%	8/10/2009	21,600	22,619
3,4 Development Bank of Singapore Ltd.	3.290%	5/16/2017	54,850	48,916
3,4 DnB NOR Bank ASA	2.780%	10/13/2009	60,900	60,382
Fifth Third Bank	3.375%	8/15/2008	16,701	16,700
Fifth Third Bank	6.250%	5/1/2013	14,650	14,812
3 First Tennessee Bank	2.940%	12/17/2009	23,500	23,370
FirstStar Bank	7.125%	12/1/2009	11,985	12,591
FleetBoston Financial Corp.	7.375%	12/1/2009	5,000	5,235
GreenPoint Financial Corp.	3.200%	6/6/2008	36,560	36,510
4 Bank of Scotland PLC	4.000%	9/15/2009	32,000	31,889
3,4 Bank of Scotland PLC	3.050%	12/8/2010	89,800	88,932
HSBC Bank PLC	6.950%	3/15/2011	4,800	5,042
HSBC Bank USA	3.875%	9/15/2009	38,500	38,700
3 HSBC Bank USA	2.980%	12/14/2009	38,500	37,917
4 ICICI Bank Ltd.	5.750%	1/12/2012	9,125	8,865
2 Independence Community Bank	3.750%	4/1/2014	16,040	15,461
JPMorgan Chase & Co.	4.600%	1/17/2011	9,350	9,461
JPMorgan Chase & Co.	5.600%	6/1/2011	35,000	36,163
JPMorgan Chase & Co.	6.625%	3/15/2012	19,601	20,896
JPMorgan Chase & Co.	5.375%	10/1/2012	72,565	74,693
JPMorgan Chase & Co.	4.750%	5/1/2013	20,000	19,991
2 JPMorgan Chase & Co.	4.891%	9/1/2015	25,200	24,280
2 JPMorgan Chase & Co.	7.900%	12/29/2049	18,000	18,330
KeyCorp	4.700%	5/21/2009	15,700	15,771
3 KeyCorp	2.986%	5/26/2009	19,570	19,448
4 Lloyds TSB Group PLC	6.267%	11/14/2049	23,575	19,525
2,4 Manufacturers & Traders Trust Co.	4.197%	4/1/2013	18,050	16,931
Marshall & Ilsley Bank	5.150%	2/22/2012	21,500	21,447
3 MBNA Corp.	3.525%	5/5/2008	17,400	17,400
Mellon Capital IV	6.244%	6/29/2049	32,825	27,122
Mellon Funding Corp.	3.250%	4/1/2009	48,350	48,452
National Australia Bank	8.600%	5/19/2010	18,760	20,257
National Westminster Bank PLC	7.375%	10/1/2009	9,337	9,703
North Fork Bancorp., Inc.	5.875%	8/15/2012	8,070	7,616
PNC Funding Corp.	6.500%	5/1/2008	9,795	9,796
3 PNC Funding Corp.	2.738%	6/12/2009	23,450	23,339
PNC Funding Corp.	5.125%	12/14/2010	28,155	28,679
3 Regions Financial Corp.	3.207%	8/8/2008	47,400	47,293
Regions Financial Corp.	4.375%	12/1/2010	1,500	1,476
Regions Financial Corp.	7.000%	3/1/2011	10,385	10,508
Republic New York Corp.	5.875%	10/15/2008	9,934	10,028
Royal Bank of Canada	5.290%	2/2/2009	114,300	115,678
Santander Finance Issuances	6.375%	2/15/2011	17,675	18,398
3,4 Santander U.S. Debt, S.A. Unipersonal	3.074%	11/20/2009	119,400	116,721
Sanwa Bank Ltd.	7.400%	6/15/2011	9,825	10,560
Skandinaviska Enskilda Banken	6.875%	2/15/2009	11,630	11,901
4 Societe Generale	5.922%	12/5/2049	9,200	7,855
Sovereign Bancorp, Inc.	4.800%	9/1/2010	7,000	6,352
2 Sovereign Bank	4.375%	8/1/2013	2,397	2,107
State Street Corp.	7.650%	6/15/2010	8,075	8,576
3 State Street Corp.	2.999%	4/30/2012	5,000	5,001
SunTrust Banks, Inc.	4.000%	10/15/2008	8,650	8,659
3 SunTrust Banks, Inc.	3.178%	5/22/2009	14,700	14,689
3 SunTrust Banks, Inc.	3.196%	6/2/2009	56,470	56,401
Toronto Dominion Bank NY	6.150%	10/15/2008	4,400	4,438
3,4 Unicredit Luxembourg Finance	3.050%	1/13/2017	51,600	47,826
US Bank NA	5.700%	12/15/2008	12,300	12,474
2 US Central Credit Union	2.700%	9/30/2009	2,727	2,740
2 USB Capital IX	6.189%	4/15/2049	53,940	42,141
4 USB Realty Corp.	6.091%	12/15/2049	11,750	8,696
2 Wachovia Capital Trust III	5.800%	12/31/2049	27,485	21,851
3 Wachovia Corp.	2.949%	10/28/2008	52,900	52,734
Wachovia Corp.	6.000%	10/30/2008	9,775	9,869
Wachovia Corp.	6.375%	2/1/2009	45,800	46,257
Wachovia Corp.	6.150%	3/15/2009	15,650	15,945
3 Wachovia Corp.	2.843%	10/15/2011	24,450	23,002
Wachovia Corp.	5.300%	10/15/2011	18,725	18,929
Wachovia Corp.	5.500%	5/1/2013	29,300	29,489
2 Wachovia Corp.	7.980%	2/28/2049	18,175	17,924
Washington Mutual Bank	5.550%	6/16/2010	8,965	8,447
Washington Mutual Bank	6.875%	6/15/2011	21,983	20,731
Wells Fargo & Co.	4.200%	1/15/2010	50,000	50,445
Wells Fargo & Co.	4.625%	8/9/2010	5,270	5,366
Wells Fargo & Co.	5.250%	10/23/2012	9,775	10,072
Wells Fargo & Co.	4.375%	1/31/2013	25,425	25,207
Wells Fargo Bank NA	6.450%	2/1/2011	23,800	25,144
Western Financial Bank	9.625%	5/15/2012	5,610	5,843
3 Zions Bancorp.	4.490%	12/10/2009	65,700	65,383
Brokerage (3.9%)
3 Bear Stearns Co., Inc.	3.260%	9/9/2009	43,450	42,068
Bear Stearns Co., Inc.	4.500%	10/28/2010	24,158	23,571
3 Bear Stearns Co., Inc.	3.129%	1/31/2011	25,020	24,163
2 Goldman Sachs Capital II	5.793%	6/1/2049	19,430	14,516
3 Goldman Sachs Group, Inc.	3.250%	7/23/2009	6,265	6,247
3 Goldman Sachs Group, Inc.	2.679%	12/23/2009	49,750	48,576
3 Goldman Sachs Group, Inc.	3.276%	3/2/2010	29,300	28,498
3 Goldman Sachs Group, Inc.	2.971%	6/28/2010	45,030	44,176
Goldman Sachs Group, Inc.	5.625%	1/15/2017	5,870	5,695
Goldman Sachs Group, Inc.	6.150%	4/1/2018	20,000	20,279
Jefferies Group Inc.	5.875%	6/8/2014	7,050	6,725
LaBranche & Co.	9.500%	5/15/2009	14,450	14,739
LaBranche & Co.	11.000%	5/15/2012	1,625	1,658
3 Lehman Brothers Holdings, Inc.	3.170%	8/21/2009	24,450	23,397
3 Lehman Brothers Holdings, Inc.	3.170%	11/16/2009	38,620	36,968
3 Lehman Brothers Holdings, Inc.	3.233%	5/25/2010	19,555	18,490
Lehman Brothers Holdings, Inc.	5.750%	7/18/2011	69,400	68,912
Lehman Brothers Holdings, Inc.	5.625%	1/24/2013	9,200	9,063
3 Lehman Brothers Holdings, Inc.	3.850%	8/19/2065	9,410	7,428
3 Merrill Lynch & Co., Inc.	3.315%	2/5/2010	56,575	54,061
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	33,300	32,549
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	26,315	25,982
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	9,150	9,237
3 Merrill Lynch & Co., Inc.	3.244%	6/5/2012	25,000	22,600
Merrill Lynch & Co., Inc.	6.050%	8/15/2012	18,975	18,980
Merrill Lynch & Co., Inc.	5.450%	2/5/2013	14,100	13,765
3 Morgan Stanley Dean Witter	2.993%	1/15/2010	100,900	97,776
Morgan Stanley Dean Witter	6.750%	4/15/2011	17,500	18,207
Morgan Stanley Dean Witter	5.250%	11/2/2012	19,610	19,420
Morgan Stanley Dean Witter	6.625%	4/1/2018	45,185	46,855
Finance Companies (5.8%)
3 American Express Centurion Bank	2.873%	11/16/2009	9,500	9,330
American Express Centurion Bank	5.200%	11/26/2010	29,300	29,853
American Express Credit Corp.	3.000%	5/16/2008	11,450	11,450
3 American Express Credit Corp.	2.860%	5/19/2009	23,750	23,556
3 American Express Credit Corp.	2.860%	10/4/2010	19,600	18,806
4 American Express Travel	5.250%	11/21/2011	18,800	18,769
American General Finance Corp.	2.750%	6/15/2008	5,850	5,835
American General Finance Corp.	4.625%	5/15/2009	23,935	23,938
American General Finance Corp.	5.375%	9/1/2009	14,065	14,138
American General Finance Corp.	3.875%	10/1/2009	39,000	38,389
American General Finance Corp.	4.875%	5/15/2010	5,200	5,174
American General Finance Corp.	5.200%	12/15/2011	12,700	12,482
American General Finance Corp.	4.875%	7/15/2012	16,678	16,121
Capital One Bank	5.000%	6/15/2009	19,650	19,619
Capital One Bank	6.500%	6/13/2013	4,875	4,808
CIT Group, Inc.	5.600%	4/27/2011	52,775	45,914
CIT Group, Inc.	5.800%	7/28/2011	24,450	20,782
3 CIT Group, Inc.	3.320%	2/13/2012	5,375	4,334
Countrywide Financial Corp.	5.800%	6/7/2012	11,320	10,754
Countrywide Home Loan	3.250%	5/21/2008	3,400	3,383
Countrywide Home Loan	6.250%	4/15/2009	28,210	26,941
Countrywide Home Loan	5.625%	7/15/2009	16,610	15,696
Countrywide Home Loan	4.000%	3/22/2011	13,920	12,667
3 General Electric Capital Corp.	3.156%	5/10/2010	41,400	40,987
General Electric Capital Corp.	4.250%	9/13/2010	105,250	106,752
General Electric Capital Corp.	5.000%	12/1/2010	34,200	35,212
General Electric Capital Corp.	5.500%	4/28/2011	20,700	21,517
General Electric Capital Corp.	5.875%	2/15/2012	4,800	5,021
General Electric Capital Corp.	4.375%	3/3/2012	18,600	18,531
General Electric Capital Corp.	5.250%	10/19/2012	97,830	100,759
General Electric Capital Corp.	4.800%	5/1/2013	56,775	56,697
2 General Electric Capital Corp.	6.375%	11/15/2067	14,450	14,403
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	5,000	4,269
HSBC Finance Corp.	4.125%	12/15/2008	5,200	5,208
HSBC Finance Corp.	4.125%	11/16/2009	17,500	17,485
HSBC Finance Corp.	4.625%	9/15/2010	46,650	46,692
HSBC Finance Corp.	5.250%	1/14/2011	34,825	34,796
International Lease Finance Corp.	3.500%	4/1/2009	9,410	9,353
International Lease Finance Corp.	4.750%	7/1/2009	6,965	6,947
International Lease Finance Corp.	4.875%	9/1/2010	13,377	13,293
International Lease Finance Corp.	4.950%	2/1/2011	45,000	43,901
International Lease Finance Corp.	5.450%	3/24/2011	43,065	43,164
International Lease Finance Corp.	5.750%	6/15/2011	19,550	19,587
International Lease Finance Corp.	4.750%	1/13/2012	13,100	12,572
International Lease Finance Corp.	6.375%	3/25/2013	31,375	31,957
iStar Financial Inc.	4.875%	1/15/2009	34,560	32,875
3 SLM Corp.	3.060%	7/27/2009	36,000	33,300
SLM Corp.	4.500%	7/26/2010	28,445	25,491
Insurance (4.8%)
4 Berkshire Hathaway Finance Corp.	4.500%	1/15/2013	68,685	70,019
Chubb Corp.	5.472%	8/16/2008	97,900	98,477
2 Chubb Corp.	6.375%	3/29/2037	3,760	3,494
Coventry Health Care Inc.	5.875%	1/15/2012	2,375	2,302
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	5,850	4,491
Genworth Financial, Inc.	5.231%	5/16/2009	25,300	25,362
Hartford Financial Services Group, Inc.	5.550%	8/16/2008	29,400	29,588
2 ING Capital Funding Trust III	5.775%	12/8/2049	11,170	9,649
4 ING Security Life Institutional Funding	4.250%	1/15/2010	29,500	29,743
4 Jackson National Life Insurance Co.	3.500%	1/22/2009	14,620	14,608
4 John Hancock Global Funding II	6.500%	3/1/2011	8,000	8,469
2,4 Liberty Mutual Insurance Co.	7.000%	3/15/2037	7,600	6,783
2 Lincoln National Corp.	6.050%	4/20/2067	8,340	7,137
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	4,100	4,037
3,4 MassMutual Global Funding II	2.882%	4/21/2011	117,100	113,675
3,4 MassMutual Global Funding II	3.168%	12/6/2013	14,950	14,315
2,4 MBIA, Inc.	14.000%	1/15/2033	32,800	30,996
3,4 Merna Reinsurance Ltd.	4.446%	7/7/2010	18,330	17,263
3,4 MetLife Global Funding I	3.230%	5/18/2010	48,900	48,141
3,4 Monumental Global Funding II	2.770%	1/9/2009	46,875	46,595
4 Monumental Global Funding II	4.375%	7/30/2009	14,310	14,339
4 Monumental Global Funding II	4.625%	3/15/2010	15,385	15,549
4,5 New York Life Global Funding	3.875%	1/15/2009	23,700	23,677
4 New York Life Global Funding	4.625%	8/16/2010	9,360	9,529
4 New York Life Global Funding	5.250%	10/16/2012	9,340	9,551
4 Oil Insurance Ltd.	7.558%	6/30/2049	13,225	11,965
3,4 Premium Asset Trust	2.863%	7/15/2008	22,800	22,768
4 PRICOA Global Funding I	3.900%	12/15/2008	42,325	42,440
4 PRICOA Global Funding I	4.200%	1/15/2010	18,291	18,397
4 PRICOA Global Funding I	4.625%	6/25/2012	5,000	4,930
4 Principal Life Global	4.400%	10/1/2010	9,800	9,929
Principal Life Income Funding	5.125%	3/1/2011	29,400	29,547
Principal Life Income Funding	5.300%	4/24/2013	24,400	24,686
2 Progressive Corp.	6.700%	6/15/2037	7,320	6,576
Safeco Corp.	4.875%	2/1/2010	9,380	9,358
2 Travelers Cos. Inc.	6.250%	3/15/2037	16,175	14,194
3 UnitedHealth Group, Inc.	3.156%	3/2/2009	19,575	19,370
UnitedHealth Group, Inc.	5.125%	11/15/2010	18,750	19,000
UnitedHealth Group, Inc.	4.875%	2/15/2013	9,330	9,000
UnumProvident Corp.	5.859%	5/15/2009	24,230	24,373
WellPoint Inc.	4.250%	12/15/2009	16,300	16,256
Willis North America Inc.	5.125%	7/15/2010	8,040	8,048
4 Xlliac Global Funding	4.800%	8/10/2010	15,700	15,629
2,4 ZFS Finance USA Trust I	5.875%	5/9/2032	14,625	12,877
Real Estate Investment Trusts (1.4%)
Arden Realty LP	5.200%	9/1/2011	7,700	7,878
AvalonBay Communities, Inc.	8.250%	7/15/2008	9,885	9,938
AvalonBay Communities, Inc.	7.500%	12/15/2010	3,110	3,254
AvalonBay Communities, Inc.	5.500%	1/15/2012	9,375	9,076
Boston Properties, Inc.	6.250%	1/15/2013	11,165	11,400
Brandywine Operating Partnership	5.750%	4/1/2012	17,190	16,071
Developers Diversified Realty Corp.	5.250%	4/15/2011	7,330	7,035
Developers Diversified Realty Corp.	5.375%	10/15/2012	14,100	13,222
Health Care Property Investors, Inc.	4.875%	9/15/2010	24,350	23,254
Health Care REIT, Inc.	8.000%	9/12/2012	19,125	19,989
HRPT Properties Trust	6.950%	4/1/2012	29,100	29,166
Kimco Realty Corp.	4.820%	8/15/2011	14,035	13,496
Liberty Property LP	6.375%	8/15/2012	9,400	9,259
ProLogis	5.250%	11/15/2010	21,800	21,712
ProLogis	5.500%	4/1/2012	18,820	18,540
Regency Centers LP	7.950%	1/15/2011	4,700	4,879
Simon Property Group Inc.	4.875%	3/18/2010	27,900	27,699
Simon Property Group Inc.	4.875%	8/15/2010	17,950	17,851
United Dominion Realty Trust	6.500%	6/15/2009	6,350	6,406
4 Westfield Capital Corp.	4.375%	11/15/2010	18,930	18,446
Other (0.1%)
3,4 Xstrata Finance Dubai Ltd.	3.420%	11/13/2009	14,750	14,564

				6,880,475

Industrial (25.5%)
Basic Industry (0.7%)
Air Products & Chemicals Inc.	4.150%	2/1/2013	12,400	12,252
E.I. du Pont de Nemours & Co.	5.000%	1/15/2013	30,325	30,982
Arcelormittal USA	6.500%	4/15/2014	8,800	9,074
Lubrizol Corp.	5.875%	12/1/2008	10,920	11,001
Lubrizol Corp.	4.625%	10/1/2009	28,128	28,068
PPG Industries, Inc.	5.750%	3/15/2013	15,860	16,209
Rohm & Haas Co.	5.600%	3/15/2013	20,585	20,792
Weyerhaeuser Co.	6.750%	3/15/2012	9,790	10,234
Capital Goods (3.1%)
Allied Waste North America Inc.	6.875%	6/1/2017	9,125	9,136
4 BAE Systems Holdings Inc.	4.750%	8/15/2010	33,386	34,201
Boeing Capital Corp.	6.100%	3/1/2011	21,075	22,226
Boeing Capital Corp.	6.500%	2/15/2012	31,675	34,044
4 C8 Capital SPV Ltd.	6.640%	12/15/2049	5,600	5,206
Caterpillar Financial Services Corp.	2.700%	7/15/2008	7,660	7,654
Caterpillar Financial Services Corp.	3.700%	8/15/2008	6,910	6,918
Caterpillar Financial Services Corp.	4.500%	9/1/2008	13,700	13,758
3 Caterpillar Financial Services Corp.	3.060%	3/10/2009	38,200	38,147
3 Caterpillar Financial Services Corp.	3.146%	8/11/2009	74,100	73,843
Caterpillar Financial Services Corp.	4.300%	6/1/2010	1,000	1,018
Caterpillar Financial Services Corp.	4.250%	2/8/2013	29,100	28,753
Harsco Corp.	5.125%	9/15/2013	8,000	8,320
3 Honeywell International, Inc.	2.927%	3/13/2009	24,500	24,429
3 Honeywell International, Inc.	2.957%	7/27/2009	9,800	9,777
Honeywell International, Inc.	6.125%	11/1/2011	8,238	8,756
Honeywell International, Inc.	4.250%	3/1/2013	14,000	13,963
4 Hutchison Whampoa International Ltd.	5.450%	11/24/2010	23,200	23,663
John Deere Capital Corp.	4.875%	3/16/2009	7,915	8,044
John Deere Capital Corp.	4.625%	4/15/2009	47,750	48,383
3 John Deere Capital Corp.	2.999%	10/16/2009	35,000	34,860
John Deere Capital Corp.	5.400%	4/7/2010	3,300	3,418
L-3 Communications Corp.	7.625%	6/15/2012	2,325	2,383
L-3 Communications Corp.	6.125%	7/15/2013	1,550	1,535
L-3 Communications Corp.	5.875%	1/15/2015	5,600	5,446
Lafarge SA	6.150%	7/15/2011	1,875	1,868
Lockheed Martin Corp.	4.121%	3/14/2013	4,675	4,604
3 Martin Marietta Material	3.049%	4/30/2010	18,750	18,585
2,4 Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/2009	9,855	9,993
Northrop Grumman Corp.	8.000%	10/15/2009	5,400	5,680
Northrop Grumman Corp.	7.125%	2/15/2011	9,375	10,032
4 Oakmont Asset Trust	4.514%	12/22/2008	16,110	16,161
Raytheon Co.	4.850%	1/15/2011	24,105	24,339
3 Textron Financial Corp.	2.810%	1/12/2009	39,170	39,124
Textron Financial Corp.	4.600%	5/3/2010	11,750	11,888
Textron Financial Corp.	5.400%	4/28/2013	19,120	19,211
Tyco International Group SA	6.375%	10/15/2011	9,765	9,859
Communication (4.9%)
3 America Movil SA de C.V.	2.755%	6/27/2008	18,700	18,664
America Movil SA de C.V.	4.125%	3/1/2009	15,625	15,703
AT&T Inc.	4.125%	9/15/2009	64,970	65,226
3 AT&T Inc.	3.195%	2/5/2010	35,200	35,042
AT&T Inc.	7.300%	11/15/2011	47,673	51,343
AT&T Inc.	4.950%	1/15/2013	14,625	14,784
British Sky Broadcasting Corp.	6.875%	2/23/2009	4,750	4,806
British Sky Broadcasting Corp.	8.200%	7/15/2009	47,967	49,394
British Telecommunications PLC	8.625%	12/15/2010	68,983	75,254
Comcast Cable Communications, Inc.	6.750%	1/30/2011	22,885	23,888
Comcast Corp.	5.850%	1/15/2010	33,312	34,029
Comcast Corp.	5.500%	3/15/2011	29,190	29,681
Cox Communications, Inc.	3.875%	10/1/2008	4,725	4,716
Cox Communications, Inc.	7.875%	8/15/2009	21,348	22,174
Cox Communications, Inc.	4.625%	1/15/2010	13,400	13,402
4 Cox Enterprises, Inc.	7.875%	9/15/2010	12,000	12,764
Deutsche Telekom International Finance	3.875%	7/22/2008	22,141	22,149
Deutsche Telekom International Finance	8.000%	6/15/2010	23,455	25,157
France Telecom	7.750%	3/1/2011	14,670	15,923
Gannett Co., Inc.	4.125%	6/15/2008	32,845	32,873
3 Gannett Co., Inc.	3.280%	5/26/2009	24,500	23,795
Nextel Communications	5.950%	3/15/2014	10,000	7,811
2 NYNEX Corp.	9.550%	5/1/2010	6,163	6,628
Sprint Capital Corp.	6.125%	11/15/2008	22,180	22,124
Sprint Capital Corp.	7.625%	1/30/2011	17,860	16,885
Telecom Italia Capital	4.000%	1/15/2010	35,850	35,203
Telecom Italia Capital	4.875%	10/1/2010	19,700	19,590
Telefonica Emisiones SAU	5.984%	6/20/2011	60,400	61,708
Telefonica Europe BV	7.750%	9/15/2010	9,913	10,589
Telefonos de Mexico SA	4.500%	11/19/2008	58,830	59,124
Telefonos de Mexico SA	4.750%	1/27/2010	18,730	18,847
Time Warner Cable Inc.	5.400%	7/2/2012	23,500	23,593
Univision Communications, Inc.	3.875%	10/15/2008	9,230	9,068
Verizon Communications Corp.	5.250%	4/15/2013	24,000	24,589
Verizon Communications Corp.	5.500%	2/15/2018	19,525	19,566
Verizon Global Funding Corp.	7.250%	12/1/2010	39,430	42,370
Verizon Global Funding Corp.	6.875%	6/15/2012	18,725	20,110
4 Vivendi	5.750%	4/4/2013	18,225	18,047
Consumer Cyclical (5.0%)
3,4 American Honda Finance	3.050%	3/9/2009	53,870	53,750
3,4 American Honda Finance	3.148%	5/12/2009	29,400	29,381
4 American Honda Finance	5.125%	12/15/2010	24,390	25,111
4 American Honda Finance	4.625%	4/2/2013	18,650	18,444
Centex Corp.	4.875%	8/15/2008	7,490	7,427
Centex Corp.	5.800%	9/15/2009	9,380	9,030
Centex Corp.	7.875%	2/1/2011	5,040	4,920
CVS Caremark Corp.	4.000%	9/15/2009	9,500	9,442
CVS Caremark Corp.	5.750%	8/15/2011	10,000	10,315
2 CVS Caremark Corp.	6.302%	6/1/2037	16,400	13,980
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	35,400	35,410
3 DaimlerChrysler North America Holding Corp.	3.769%	10/31/2008	36,439	36,377
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	9,150	9,467
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	29,480	29,846
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	4,670	5,004
Darden Restaurants Inc.	5.625%	10/15/2012	6,540	6,438
Macys Retail Holdings Inc.	6.300%	4/1/2009	16,875	16,875
Macys Retail Holdings Inc.	6.625%	4/1/2011	17,146	16,951
Gamestop Corp.	8.000%	10/1/2012	8,750	9,275
4 Harley-Davidson Funding Corp.	5.250%	12/15/2012	10,950	11,070
4 Harley-Davidson Inc.	5.000%	12/15/2010	9,300	9,514
Harrah's Entertainment Inc.	7.875%	3/15/2010	5,425	5,100
International Speedway Corp.	4.200%	4/15/2009	25,770	25,755
J.C. Penney Co., Inc.	8.000%	3/1/2010	2,400	2,494
J.C. Penney Co., Inc.	9.000%	8/1/2012	25,811	28,015
K. Hovnanian Enterprises	6.250%	1/15/2016	7,710	5,349
KB Home	6.375%	8/15/2011	8,750	8,356
KB Home	7.250%	6/15/2018	2,200	2,029
Lennar Corp.	5.125%	10/1/2010	5,300	4,701
Lennar Corp.	5.950%	10/17/2011	6,550	5,566
Lowe's Cos., Inc.	8.250%	6/1/2010	8,600	9,300
Lowe's Cos., Inc.	5.600%	9/15/2012	18,275	18,785
Macys Retail Holdings Inc.	5.950%	11/1/2008	17,020	17,141
Macy's Retail Holdings Inc.	4.800%	7/15/2009	22,297	22,024
McDonald's Corp.	4.300%	3/1/2013	23,325	23,364
MDC Holdings Inc.	7.000%	12/1/2012	5,385	5,537
MGM Mirage, Inc.	8.500%	9/15/2010	5,600	5,740
MGM Mirage, Inc.	6.750%	4/1/2013	3,825	3,490
MGM Mirage, Inc.	5.875%	2/27/2014	4,000	3,440
4 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	28,250	28,354
4 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	39,200	40,155
3 Paccar Financial Corp.	3.120%	5/17/2010	70,325	69,564
Royal Caribbean Cruises	7.000%	6/15/2013	11,500	10,810
Royal Caribbean Cruises	6.875%	12/1/2013	2,320	2,158
Target Corp.	5.400%	10/1/2008	27,295	27,492
Target Corp.	5.375%	6/15/2009	14,930	15,283
Target Corp.	5.125%	1/15/2013	9,340	9,473
Tenneco Automotive Inc.	8.625%	11/15/2014	4,400	4,488
3 The Walt Disney Co.	2.779%	7/16/2010	19,550	19,323
The Walt Disney Co.	5.700%	7/15/2011	7,500	7,848
3 Time Warner, Inc.	3.300%	11/13/2009	29,500	28,424
Time Warner, Inc.	6.875%	5/1/2012	4,665	4,860
Toll Corp.	8.250%	2/1/2011	2,305	2,230
2 Toyota Motor Credit Corp.	2.750%	8/6/2009	3,436	3,432
3 Viacom Inc.	3.150%	6/16/2009	34,200	33,506
Viacom Inc.	5.750%	4/30/2011	3,900	3,934
Wal-Mart Stores, Inc.	4.000%	1/15/2010	20,000	20,251
Wal-Mart Stores, Inc.	4.125%	7/1/2010	19,000	19,275
Wal-Mart Stores, Inc.	4.125%	2/15/2011	25,000	25,349
Wal-Mart Stores, Inc.	4.250%	4/15/2013	28,175	28,236
Western Union Co.	5.400%	11/17/2011	19,500	19,543
Yum! Brands, Inc.	7.650%	5/15/2008	15,944	15,957
Yum! Brands, Inc.	8.875%	4/15/2011	6,800	7,443
Consumer Noncyclical (4.8%)
Abbott Laboratories	3.750%	3/15/2011	6,550	6,548
Abbott Laboratories	5.600%	5/15/2011	16,845	17,714
Abbott Laboratories	5.150%	11/30/2012	19,500	20,237
AmerisourceBergen Corp.	5.625%	9/15/2012	12,420	12,416
3 Amgen Inc.	3.170%	11/28/2008	32,800	32,541
Amgen Inc.	4.000%	11/18/2009	41,950	42,079
3 AstraZeneca PLC	3.239%	9/11/2009	37,400	37,298
Baxter Finco, BV	4.750%	10/15/2010	21,300	21,683
Becton, Dickinson & Co.	7.150%	10/1/2009	4,900	5,108
Biogen Idec Inc.	6.000%	3/1/2013	27,065	26,917
Bristol-Myers Squibb Co.	5.250%	8/15/2013	5,875	6,071
4 Cadbury Schweppes US Finance	3.875%	10/1/2008	44,815	44,625
Campbell Soup Co.	5.875%	10/1/2008	20,300	20,501
Cardinal Health, Inc.	2.958%	10/2/2009	18,725	18,123
4 Cargill Inc.	3.625%	3/4/2009	25,180	25,101
4 Cargill Inc.	5.200%	1/22/2013	18,650	18,625
4 Cosan Finance Ltd.	7.000%	2/1/2017	4,560	4,309
4 Covidien International	5.150%	10/15/2010	18,680	19,057
Diageo Capital PLC	5.200%	1/30/2013	6,540	6,665
3 General Mills, Inc.	3.038%	1/22/2010	28,100	27,558
General Mills, Inc.	5.650%	9/10/2012	14,030	14,564
Hershey Foods Corp.	5.300%	9/1/2011	5,625	5,800
Hormel Foods Corp.	6.625%	6/1/2011	8,900	9,421
Hospira, Inc.	4.950%	6/15/2009	19,000	19,017
3 Hospira, Inc.	3.176%	3/30/2010	12,594	12,206
Kellogg Co.	6.600%	4/1/2011	50,120	53,149
Kellogg Co.	5.125%	12/3/2012	9,770	10,016
Kellogg Co.	4.250%	3/6/2013	14,000	13,741
Kraft Foods, Inc.	4.125%	11/12/2009	55,550	55,642
Kraft Foods, Inc.	5.625%	8/11/2010	14,050	14,459
Kroger Co.	7.250%	6/1/2009	18,442	19,015
Kroger Co.	6.200%	6/15/2012	2,800	2,915
Kroger Co.	5.000%	4/15/2013	16,800	16,835
Land O'Lakes Inc.	9.000%	12/15/2010	1,590	1,654
Medco Health Solutions	6.125%	3/15/2013	18,650	19,060
Medtronic Inc.	4.375%	9/15/2010	18,800	18,994
Molson Coors Capital Finance	4.850%	9/22/2010	6,575	6,632
4 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	26,200	26,578
PepsiAmericas Inc.	6.375%	5/1/2009	10,170	10,459
PepsiAmericas Inc.	5.625%	5/31/2011	4,890	5,016
Pepsico, Inc.	4.650%	2/15/2013	9,370	9,578
Philips Electronics NV	4.625%	3/11/2013	14,000	13,906
Quest Diagnostic, Inc.	5.125%	11/1/2010	9,400	9,414
Reynolds American Inc.	7.625%	6/1/2016	3,050	3,233
3,4 SABMiller PLC	2.998%	7/1/2009	14,675	14,638
4 SABMiller PLC	6.200%	7/1/2011	27,465	28,309
3 Safeway, Inc.	3.005%	3/27/2009	19,600	19,334
Safeway, Inc.	7.500%	9/15/2009	31,300	32,667
Safeway, Inc.	4.950%	8/16/2010	13,675	13,829
Smithfield Foods, Inc.	7.750%	7/1/2017	6,050	6,012
Sysco Corp.	4.200%	2/12/2013	9,330	9,222
Whirlpool Corp.	5.500%	3/1/2013	14,000	14,034
Wyeth	6.950%	3/15/2011	42,420	45,377
Wyeth	5.500%	3/15/2013	6,550	6,815
Energy (2.7%)
Anadarko Finance Co.	6.750%	5/1/2011	15,531	16,351
3 Anadarko Petroleum Corp.	3.200%	9/15/2009	84,670	83,678
Canadian Natural Resources	6.700%	7/15/2011	8,575	8,940
Canadian Natural Resources	5.150%	2/1/2013	14,020	14,201
4 Canadian Oil Sands	4.800%	8/10/2009	13,090	13,162
Chesapeake Energy Corp.	7.625%	7/15/2013	3,850	4,033
Conoco Funding Co.	6.350%	10/15/2011	83,720	89,323
ConocoPhillips	8.750%	5/25/2010	31,205	34,373
ConocoPhillips	9.375%	2/15/2011	15,375	17,369
Devon Financing Corp.	6.875%	9/30/2011	40,580	43,415
4 GS-Caltex Oil Corp.	5.500%	10/15/2015	8,300	7,623
Kerr McGee Corp.	6.875%	9/15/2011	40,130	42,224
Marathon Oil Corp.	6.125%	3/15/2012	24,585	25,605
2,4,6 Oil Enterprises Ltd.	6.239%	6/30/2008	935	938
2,4 Petroleum Co. of Trinidad & Tobago	6.000%	5/8/2022	5,800	5,603
2,4 PF Export Receivables Master Trust	3.748%	6/1/2013	7,005	6,712
2,4 PF Export Receivables Master Trust	6.436%	6/1/2015	12,964	12,952
Shell International Finance	5.625%	6/27/2011	50,251	53,232
Transocean Inc.	5.250%	3/15/2013	11,240	11,369
Valero Energy Corp.	3.500%	4/1/2009	11,600	11,497
Weatherford International Inc.	5.150%	3/15/2013	16,800	16,885
XTO Energy, Inc.	5.900%	8/1/2012	28,225	29,225
Technology (2.0%)
Agilent Technologies Inc.	6.500%	11/1/2017	8,325	8,307
3 Cisco Systems Inc.	3.158%	2/20/2009	14,700	14,697
Cisco Systems Inc.	5.250%	2/22/2011	24,525	25,359
4 Dell Inc.	4.700%	4/15/2013	37,220	36,527
Dun & Bradstreet Corp.	6.000%	4/1/2013	25,100	24,909
Fiserv, Inc.	6.125%	11/20/2012	24,370	24,798
3 Hewlett-Packard Co.	2.860%	6/15/2010	23,450	23,126
International Business Machines Corp.	4.250%	9/15/2009	13,825	14,042
International Business Machines Corp.	4.950%	3/22/2011	73,300	75,961
International Business Machines Corp.	4.750%	11/29/2012	7,950	8,170
Intuit Inc.	5.400%	3/15/2012	9,375	9,252
3 Oracle Corp.	3.128%	5/14/2010	93,775	92,450
Oracle Corp.	4.950%	4/15/2013	19,513	19,802
Pitney Bowes Credit Corp.	5.750%	8/15/2008	12,560	12,638
Pitney Bowes, Inc.	5.000%	3/15/2015	14,170	13,831
Xerox Corp.	6.875%	8/15/2011	11,395	11,885
Transportation (2.2%)
2 American Airlines, Inc.	3.857%	7/9/2010	7,298	6,933
American Airlines, Inc.	6.817%	5/23/2011	7,453	6,969
American Airlines, Inc.	7.858%	10/1/2011	15,885	15,806
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	14,700	15,229
Canadian National Railway Co.	4.250%	8/1/2009	3,000	3,009
Canadian National Railway Co.	6.375%	10/15/2011	4,500	4,754
Continental Airlines, Inc.	7.056%	9/15/2009	4,173	4,131
2 Continental Airlines, Inc.	6.648%	9/15/2017	3,128	2,972
2 Continental Airlines, Inc.	6.900%	1/2/2018	3,112	2,972
2 Continental Airlines, Inc.	9.798%	4/1/2021	8,186	7,204
CSX Corp.	4.875%	11/1/2009	5,740	5,782
CSX Corp.	6.750%	3/15/2011	16,800	17,591
Delta Air Lines, Inc.	7.570%	11/18/2010	45,690	44,319
2 Delta Air Lines, Inc.	6.821%	8/10/2022	10,643	9,413
2 Delta Air Lines, Inc.	8.021%	8/10/2022	5,128	4,487
3,4 ERAC USA Finance Co.	3.149%	4/30/2009	9,400	9,107
3,4 ERAC USA Finance Co.	3.340%	8/28/2009	19,500	18,698
4 ERAC USA Finance Co.	7.950%	12/15/2009	12,270	12,525
4 ERAC USA Finance Co.	8.000%	1/15/2011	8,400	8,610
FedEx Corp.	3.500%	4/1/2009	39,720	39,613
FedEx Corp.	5.500%	8/15/2009	21,600	21,954
Greenbrier Co. Inc.	8.375%	5/15/2015	9,113	8,657
2,3 JetBlue Airways Corp.	6.165%	11/15/2008	2,067	2,052
2,3 JetBlue Airways Corp.	3.175%	12/15/2013	17,393	16,042
3 JetBlue Airways Corp.	3.220%	3/15/2014	25,765	21,072
3 JetBlue Airways Corp.	3.515%	11/15/2016	19,135	15,286
Norfolk Southern Corp.	8.625%	5/15/2010	10,290	11,162
Norfolk Southern Corp.	6.750%	2/15/2011	16,300	17,090
Norfolk Southern Corp.	5.257%	9/17/2014	10,806	10,682
Ryder System Inc.	6.000%	3/1/2013	18,660	19,016
TFM SA de CV	9.375%	5/1/2012	2,000	2,075
Union Pacific Corp.	7.250%	11/1/2008	11,600	11,803
Union Pacific Corp.	3.875%	2/15/2009	9,500	9,501
Union Pacific Corp.	3.625%	6/1/2010	19,320	19,101
Union Pacific Corp.	5.450%	1/31/2013	4,680	4,741
2 United Air Lines Inc.	7.186%	4/1/2011	12,061	11,759
Other (0.1%)
Briggs & Stratton Corp.	8.875%	3/15/2011	17,470	18,256
2,4 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	1,385	1,393
Thermo Electron Corp.	5.000%	6/1/2015	6,730	6,179

				5,203,183

Utilities (4.9%)
Electric (3.4%)
4 AES Panama SA	6.350%	12/21/2016	8,500	8,460
3 Alabama Power Co.	3.283%	8/25/2009	27,490	27,377
Alabama Power Co.	4.850%	12/15/2012	6,840	6,942
4 American Water Capital Corp.	6.085%	10/15/2017	29,200	29,437
Appalachian Power Co.	5.650%	8/15/2012	16,870	17,004
Avista Corp.	9.750%	6/1/2008	20,100	20,125
Consolidated Edison Co. of New York	8.125%	5/1/2010	6,010	6,466
Consumers Energy Co.	4.800%	2/17/2009	10,783	10,806
Consumers Energy Co.	4.400%	8/15/2009	9,370	9,356
Consumers Energy Co.	4.000%	5/15/2010	22,567	22,475
2 Dominion Resources, Inc.	6.300%	9/30/2066	37,740	34,276
4 EDP Finance BV	5.375%	11/2/2012	14,750	14,952
Entergy Gulf States, Inc.	3.600%	6/1/2008	47,530	47,528
FirstEnergy Corp.	6.450%	11/15/2011	7,750	8,049
Florida Power Corp.	4.500%	6/1/2010	14,775	14,917
FPL Group Capital, Inc.	5.625%	9/1/2011	35,570	36,971
2 FPL Group Capital, Inc.	6.350%	10/1/2066	8,820	7,940
3 Georgia Power Co.	3.245%	2/17/2009	925	923
2,4 GWF Energy LLC	6.131%	12/30/2011	6,824	7,088
MidAmerican Energy Co.	5.650%	7/15/2012	32,800	33,837
Northeast Utilities	3.300%	6/1/2008	6,025	6,020
Northeast Utilities	7.250%	4/1/2012	16,385	17,595
Northern States Power Co.	4.750%	8/1/2010	7,350	7,465
Nstar	8.000%	2/15/2010	8,502	9,100
NStar Electric Co.	4.875%	10/15/2012	5,480	5,554
Ohio Edison	4.000%	5/1/2008	8,000	8,000
Ohio Power Co.	5.300%	11/1/2010	10,030	10,333
Pacific Gas & Electric Co.	3.600%	3/1/2009	12,320	12,317
Pacific Gas & Electric Co.	4.200%	3/1/2011	14,450	14,416
3 Pepco Holdings, Inc.	3.701%	6/1/2010	11,510	11,501
PPL Capital Funding, Inc.	4.330%	3/1/2009	34,242	34,280
2 PPL Capital Funding, Inc.	6.700%	3/30/2067	20,650	17,701
PPL Electric Utilities Corp.	6.250%	8/15/2009	19,070	19,557
Public Service Co. of Colorado	4.375%	10/1/2008	12,260	12,299
Public Service Co. of Colorado	6.875%	7/15/2009	22,758	23,441
Public Service Co. of New Mexico	4.400%	9/15/2008	6,050	6,035
Public Service Electric & Gas	4.000%	11/1/2008	40,378	40,372
Puget Sound Energy Inc.	3.363%	6/1/2008	16,610	16,591
3 Southern California Edison Co.	3.212%	2/2/2009	7,500	7,441
Southern California Edison Co.	7.625%	1/15/2010	7,150	7,479
4 SP PowerAssets Ltd.	3.800%	10/22/2008	18,875	18,868
Tampa Electric Co.	6.875%	6/15/2012	4,700	4,928
Tampa Electric Co.	6.375%	8/15/2012	7,459	7,694
Wisconsin Energy Corp.	6.500%	4/1/2011	16,850	17,670
Natural Gas (1.5%)
AGL Capital Corp.	7.125%	1/14/2011	9,900	10,509
2 Enbridge Energy Partners	8.050%	10/1/2037	4,615	4,430
Energy Transfer Partners LP	6.000%	7/1/2013	9,350	9,482
Enterprise Products Operating LP	5.650%	4/1/2013	25,000	24,967
2 Enterprise Products Operating LP	8.375%	8/1/2066	20,700	20,579
4 Gulf South Pipeline Co.	5.750%	8/15/2012	23,400	23,366
4 NGPL Pipeco LLC	6.514%	12/15/2012	23,370	24,048
ONEOK Partners, LP	8.875%	6/15/2010	7,950	8,632
ONEOK Partners, LP	5.900%	4/1/2012	9,370	9,504
Plains All American Pipeline LP	4.750%	8/15/2009	26,800	26,960
3,4 Rockies Express Pipeline LLC	4.250%	8/20/2009	61,500	61,050
Southern Union Co.	6.089%	2/16/2010	17,580	17,514
2 Southern Union Co.	7.200%	11/1/2066	17,625	14,453
Teppco Partners, LP	5.900%	4/15/2013	36,800	37,140
2 Trans-Canada Pipelines	6.350%	5/15/2067	7,500	6,723

				1,000,943

Total Corporate Bonds
(Cost $18,249,682)				17,959,947

Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)

China Development Bank	8.250%	5/15/2009	18,790	19,732
4 Export-Import Bank of Korea	4.125%	2/10/2009	19,200	19,325
Export-Import Bank of Korea	5.500%	10/17/2012	17,800	18,158
4 Gaz Capital SA	6.212%	11/22/2016	14,100	13,522
Korea Development Bank	4.750%	7/20/2009	56,500	57,038
Korea Development Bank	5.300%	1/17/2013	18,675	18,882
2 Pemex Finance Ltd.	9.690%	8/15/2009	12,300	12,592
Petrobras International Finance	9.125%	7/2/2013	5,587	6,586
Petrobras International Finance	7.750%	9/15/2014	1,600	1,818
2,4 Petroleum Export/Cayman	4.623%	6/15/2010	14,750	14,967
2,4 Petroleum Export/Cayman	5.265%	6/15/2011	16,488	16,461
4 Petronas Capital Ltd.	7.000%	5/22/2012	20,700	22,787
2,4 Qatar Petroleum	5.579%	5/30/2011	18,278	18,638
2,4 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	11,131	11,235
2,4 Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	14,590	13,517
4 Republic of Trinidad & Tobago	9.875%	10/1/2009	18,760	20,214
4 Taqa Abu Dhabi National Energy Co.	5.620%	10/25/2012	9,400	9,544
4 Taqa Abu Dhabi National Energy Co.	5.875%	10/27/2016	15,000	14,905
4 Trans Capital Investment	5.670%	3/5/2014	25,475	24,168

Total Sovereign Bonds
(Cost $332,439)				334,089

Taxable Municipal Bond (0.2%)

3 Florida Hurricane Catastrophe Fund Finance Corp. Rev.
(Cost $47,450)	3.496%	10/15/2012	47,450	45,282

Tax-Exempt Municipal Bonds (0.4%)

Minnesota GO	5.000%	8/1/2011	27,635	29,621
Minnesota GO	5.000%	8/1/2012	29,040	31,422
3 Philadelphia PA School Dist. ARS	11.990%	9/1/2021	21,915	21,915

Total Tax-Exempt Municipal Bonds
(Cost $81,046)				82,958

Preferred Stocks (1.2%)			Shares

Aspen Insurance Holdings	7.401%	262,600	5,725
3 Bank of America Corp.	5.908%	736,360	13,527
Barclays Bank PLC	8.125%	1,305,800	32,123
3 Fannie Mae	5.948%	934,000	18,285
General Electric Capital Corp.	6.450%	300,000	7,830
3 Goldman Sachs Group, Inc.	6.050%	2,080,000	39,686
Lehman Brothers Holdings	7.250%	29,160	34,880
3 Merrill Lynch & Co., Inc.	6.000%	152,000	2,447
Santander Financial	6.800%	404,900	9,066
Southern California Edison Co.	5.349%	695,390	67,301
3 SunTrust Banks, Inc.	6.224%	369,500	6,947
3 Zions Bancorp.	6.214%	293,775	5,170

Total Preferred Stocks
(Cost $269,705)				242,987

Temporary Cash Investment (1.0%)
7 Vanguard Market Liquidity Fund
(Cost $211,645)	2.304%	5/2/2008	211,645,134	211,645

Total Investments (98.8%)
(Cost $20,444,031)				20,163,361

Other Assets and Liabilities - Net (1.2%)				236,151

Net Assets (100%)				20,399,512

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of these securities was $2,991,740,000 representing 14.7% of net assets.
5	Securities with a value of $18,382,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2008, the cost of investment securities for tax purposes was $20,444,031,000. Net unrealized depreciation of investment securities for tax purposes was $280,670,000, consisting of unrealized gains of $155,372,000 on securities that had risen in value since their purchase and $436,042,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	4,564	511,097	(6,562)
10-Year U.S. Treasury Note	(2,940)	340,489	(87)
2-Year U.S. Treasury Note	1,471	312,863	(3,682)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market.The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps,the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At April 30, 2008, the fund had the following open swap contracts:

Credit Default Swaps

Reference Entity	Termination Date	Dealer (1)	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Lehman Brothers Holding Inc.	6/20/2008	DBS	34,200	0.18%	(104)
Proctor & Gamble	9/20/2008	DBS	111,800	0.12%	(35)
Proctor & Gamble	9/20/2008	DBS	111,800	0.12%	(1)
Proctor & Gamble	9/20/2008	DBS	111,800	0.12%	(1)
Burlington Northern Santa Fe Corp.	6/20/2012	DBS	18,400	0.40%	67
Johnson & Johnson	9/20/2012	GSI	18,345	0.07%	(64)
Johnson & Johnson	9/20/2012	UBS	7,340	0.08%	(23)
Lehman Brothers Holding Inc.	12/20/2012	BOA	14,675	1.19%	(174)
Lehman Brothers Holding Inc.	12/20/2012	BOA	14,675	1.19%	(255)
Lehman Brothers Holding Inc.	12/20/2012	BOA	14,675	1.19%	(5)
AT&T Inc.	6/20/2013	GSI	12,700	(1.04%)	(21)
AT&T Inc.	6/20/2013	GSI	12,700	(1.04%)	(264)
AT&T Inc.	6/20/2013	GSI	12,700	(1.04%)	(6)

					(886)

Interest Rate Swaps
Termination Date	Dealer [1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

9/19/2008	LEH	119,400	4.743%	(2.579%)(2)	18
9/19/2008	LEH	119,400	4.743%	(2.579%)(2)	825
3/1/2009	WB	175,000	4.858%	(3.076%)(2)	51
3/1/2009	WB	175,000	4.858%	(3.076%)(2)	2,492
4/17/2009	LEH	117,500	5.637%	(2.716%)(2)	60
4/17/2009	LEH	117,500	5.637%	(2.716%)(2)	2,833
5/18/2009	LEH	44,000	5.601%	(2.719%)(2)	1,116
5/18/2009	LEH	44,000	5.601%	(2.719%)(2)	25
6/2/2009	DBS	40,850	3.765%	(3.076%)(2)	9
6/2/2009	DBS	40,850	3.765%	(3.076%)(2)	276
6/2/2009	WB	56,470	5.629%	(3.076%)(2)	1,494
6/9/2009	LEH	81,000	5.636%	(2.990%)(2)	2,190
6/9/2009	LEH	81,000	5.636%	(2.990%)(3)	47
6/18/2009	LEH	34,200	5.039%	(2.764%)(2)	730
7/27/2009	LEH	35,000	5.468%	(2.907%)(2)	990
8/8/2009	LEH	98,750	5.039%	(2.758%)(2)	2,318
8/11/2009	WB	74,100	2.380%	(2.716%)(2)	(8)
8/11/2009	WB	74,100	2.380%	(2.716%)(2)	(674)
8/21/2009	LEH	43,450	5.274%	(3.070%)(2)	1,181
8/21/2009	LEH	43,450	5.274%	(3.070%)(2)	15
8/21/2009	LEH	43,450	5.274%	(3.070%)(2)	55
8/25/2009	LEH	16,160	5.628%	(3.093%)(2)	515
9/15/2009	LEH	177,000	3.855%	(2.800%)(2)	1,739
9/15/2009	LEH	177,000	3.855%	(2.800%)(2)	36
9/17/2009	WB	70,000	2.418%	(2.498%)(3)	(15)
9/17/2009	WB	70,000	2.418%	(2.498%)(3)	(657)
10/2/2009	LEH	61,500	5.026%	(2.689%)(2)	1,629
10/13/2009	LEH	60,900	5.052%	(2.710%)(2)	1,671
10/13/2009	LEH	60,900	5.052%	(2.710%)(2)	38
10/26/2009	LEH	60,880	5.170%	(2.907%)(2)	41
10/26/2009	LEH	60,880	5.170%	(2.907%)(2)	1,788
11/16/2009	LEH	38,620	4.641%	(2.720%)(2)	868
11/16/2009	LEH	38,620	4.641%	(2.720%)(2)	20
11/16/2009	WB	9,500	2.430%	(2.505%)(3)	(98)
11/16/2009	WB	9,500	2.430%	(2.505%)(3)	(2)
11/20/2009	LEH	119,400	4.979%	(3.070%)(2)	3,306
11/20/2009	LEH	119,400	4.979%	(3.070%)(2)	80
11/20/2009	LEH	119,400	4.979%	(3.070%)(2)	75
12/9/2009	LEH	18,900	5.414%	(2.990%)(2)	14
12/9/2009	LEH	18,900	5.414%	(2.990%)(2)	668
12/14/2009	LEH	38,500	5.414%	(2.850%)(2)	54
12/14/2009	LEH	38,500	5.414%	(2.850%)(2)	1,378
12/17/2009	LEH	23,500	5.413%	(2.800%)(2)	18
12/17/2009	LEH	23,500	5.413%	(2.800%)(2)	847
12/18/2009	LEH	61,800	4.973%	(2.764%)(2)	1,805
12/18/2009	LEH	61,800	4.973%	(2.764%)(2)	82
12/23/2009	LEH	49,750	5.045%	(2.599%)(2)	8
12/23/2009	LEH	49,750	5.045%	(2.599%)(2)	1,534
1/15/2010	WB	100,900	5.416%	(2.713%)(2)	3,823
2/15/2010	WB	75,000	5.468%	(2.514%)(3)	3,005
2/15/2010	WB	75,000	5.468%	(2.514%)(3)	160
2/15/2010	WB	75,000	5.468%	(2.514%)(3)	721
5/8/2010	WB	101,310	2.503%	(2.758%)(2)	(1,266)
5/10/2010	LEH	41,400	5.239%	(2.716%)(2)	65
5/10/2010	LEH	41,400	5.239%	(2.716%)(2)	1,690
5/15/2010	LEH	183,000	4.828%	(2.676%)(2)	5,983
5/15/2010	LEH	183,000	4.828%	(2.676%)(2)	135
5/15/2010	WB	59,350	2.440%	(2.514%)(3)	(826)
5/18/2010	BZW	48,900	2.553%	(2.719%)(2)	(13)
5/18/2010	BZW	48,900	2.553%	(2.719%)(2)	(569)
5/21/2010	LEH	204,275	5.262%	(3.070%)(2)	8,494
6/15/2010	BZW	25,000	2.594%	(2.800%)(2)	(291)
6/15/2010	LEH	51,600	4.982%	(2.709%)(2)	1,923
6/28/2010	LEH	15,700	5.413%	(2.671%)(2)	64
6/28/2010	LEH	15,700	5.413%	(2.671%)(2)	730
7/17/2010	WB	37,500	2.583%	(2.498%)(3)	(491)
7/17/2010	WB	37,500	2.583%	(2.498%)(3)	(12)
8/2/2010	LEH	20,000	5.419%	(2.850%)(2)	954
8/15/2010	LEH	41,500	5.418%	(2.676%)(2)	1,990
8/15/2010	LEH	41,500	5.418%	(2.676%)(2)	29
10/16/2011	WB	24,450	3.022%	(2.709%)(2)	(390)

					59,393

1	BOA-Bank of America. BZW-Barclays Capital Inc. DBS-Deutsche Bank Securities. GSI-Goldman Sachs International. LEH-Lehman Brothers Special Financing Inc. WB-Wachovia Bank
2	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of April 30, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Swap Contracts ($000)

Level 1- Quoted Prices	454,631	(10,331)

Level 2- Other Significant Observable Inputs	19,708,730	58,507

Level 3- Significant Unobservable Inputs

Total	20,163,361	(10,331)	58,507

Vanguard Short-Term Federal Fund
Schedule of Investments
April 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (97.4%)

U.S. Government Securities (0.9%)
1 U.S. Treasury Note	3.625%	7/15/2009	27,400	27,918

Agency Bonds and Notes (82.6%)
2 Federal Home Loan Bank	3.875%	2/13/2009	20,000	20,244
2 Federal Home Loan Bank	4.250%	5/15/2009	19,640	19,952
2 Federal Home Loan Bank	3.500%	11/3/2009	50,000	50,528
2 Federal Home Loan Bank	5.000%	3/12/2010	50,000	51,974
2 Federal Home Loan Bank	5.250%	6/11/2010	25,000	26,189
2 Federal Home Loan Bank	2.750%	6/18/2010	75,000	74,756
2 Federal Home Loan Bank	4.125%	8/13/2010	39,000	39,995
2 Federal Home Loan Bank	4.750%	8/13/2010	10,000	10,399
2 Federal Home Loan Bank	5.125%	9/10/2010	75,000	78,705
2 Federal Home Loan Bank	4.250%	11/15/2010	15,750	16,236
2 Federal Home Loan Bank	3.250%	3/11/2011	25,000	25,087
2 Federal Home Loan Bank	5.000%	3/11/2011	23,350	24,542
2 Federal Home Loan Bank	5.000%	5/13/2011	80,000	84,013
2 Federal Home Loan Bank	5.250%	6/10/2011	29,105	30,768
2 Federal Home Loan Bank	5.375%	8/19/2011	50,000	53,330
2 Federal Home Loan Bank	5.000%	10/13/2011	27,000	28,431
2 Federal Home Loan Bank	4.625%	10/10/2012	150,000	156,338
2 Federal Home Loan Bank	3.625%	5/29/2013	25,000	24,975
2 Federal Home Loan Mortgage Corp.	4.625%	8/22/2008	75,000	75,589
2 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	100,000	102,020
2 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	21,500	22,125
2 Federal Home Loan Mortgage Corp.	5.000%	6/11/2009	25,000	25,630
2 Federal Home Loan Mortgage Corp.	4.125%	11/30/2009	135,000	137,786
2 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	50,000	53,812
2 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	75,000	81,730
2 Federal Home Loan Mortgage Corp.	4.750%	10/4/2010	25,000	26,039
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	100,000	106,115
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/2012	25,000	25,559
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	75,000	77,825
2,3 Federal Home Loan Mortgage Corp.	5.450%	11/21/2013	50,000	50,697
2,3 Federal Home Loan Mortgage Corp.	5.375%	1/9/2014	50,000	50,858
2 Federal National Mortgage Assn.	5.250%	6/15/2008	30,000	30,118
2 Federal National Mortgage Assn.	3.250%	8/15/2008	50,000	50,172
2 Federal National Mortgage Assn.	4.000%	1/26/2009	50,000	50,626
2 Federal National Mortgage Assn.	4.875%	4/15/2009	50,000	51,172
2 Federal National Mortgage Assn.	5.125%	7/13/2009	25,000	25,713
2 Federal National Mortgage Assn.	7.250%	1/15/2010	100,000	107,408
2 Federal National Mortgage Assn.	2.500%	4/9/2010	50,000	49,738
2 Federal National Mortgage Assn.	4.625%	6/1/2010	100,000	103,441
2 Federal National Mortgage Assn.	7.125%	6/15/2010	91,975	100,052
2 Federal National Mortgage Assn.	5.500%	3/15/2011	25,000	26,636
2 Federal National Mortgage Assn.	6.000%	5/15/2011	100,000	108,046
2 Federal National Mortgage Assn.	4.750%	11/19/2012	100,000	104,927
2 Federal National Mortgage Assn.	3.625%	2/12/2013	25,000	25,008
Private Export Funding Corp.	6.670%	9/15/2009	17,000	17,881

				2,503,185

Mortgage-Backed Securities (13.9%)
Conventional Mortgage-Backed Securities (9.1%)
2,3 Federal Home Loan Mortgage Corp.	5.500%	2/1/2016-11/1/2017	28,347	29,001
2,3 Federal Home Loan Mortgage Corp.	6.000%	1/1/2023	28,936	29,808
2,3 Federal Home Loan Mortgage Corp.	6.500%	9/1/2011	587	601
2,3 Federal National Mortgage Assn.	5.000%	8/1/2020-7/1/2022	157,646	158,630
2,3 Federal National Mortgage Assn.	5.500%	11/1/2021-5/1/2022	29,678	30,240
2,3 Federal National Mortgage Assn.	6.000%	4/1/2017	8,285	8,508
2,3 Federal National Mortgage Assn.	6.500%	10/1/2010-9/1/2016	14,628	15,139
2,3 Federal National Mortgage Assn.	7.500%	3/1/2015-8/1/2015	656	684
2,3 Federal National Mortgage Assn.	8.000%	10/1/2014-9/1/2015	2,616	2,742
Nonconventional Mortgage-Backed Securities (4.8%)
2,3 Federal Home Loan Mortgage Corp.	3.731%	8/1/2033	4,402	4,412
2,3 Federal Home Loan Mortgage Corp.	6.003%	5/1/2036	8,545	8,760
2,3 Federal National Mortgage Assn.	3.532%	10/1/2033	7,569	7,597
2,3 Federal National Mortgage Assn.	3.564%	8/1/2033	5,809	5,857
2,3 Federal National Mortgage Assn.	3.667%	8/1/2033	1,815	1,817
2,3 Federal National Mortgage Assn.	3.719%	7/1/2033	3,263	3,280
2,3 Federal National Mortgage Assn.	3.721%	9/1/2033	17,464	17,627
2,3 Federal National Mortgage Assn.	3.762%	6/1/2033	6,357	6,354
2,3 Federal National Mortgage Assn.	3.785%	9/1/2033	8,109	8,192
2,3 Federal National Mortgage Assn.	3.797%	8/1/2033	8,034	8,095
2,3 Federal National Mortgage Assn.	3.816%	7/1/2033	8,827	9,001
2,3 Federal National Mortgage Assn.	4.288%	8/1/2034	5,726	5,737
2,3 Federal National Mortgage Assn.	4.320%	6/1/2034	24,829	24,931
2,3 Federal National Mortgage Assn.	6.308%	9/1/2036	17,176	17,716
2,3 Federal National Mortgage Assn.	6.405%	9/1/2036	14,660	15,152

				419,881

Total U.S. Government and Agency Obligations
(Cost $2,901,788)				2,950,984

Temporary Cash Investment (1.6%)

Repurchase Agreement
UBS Securities LLC
(Dated 4/30/2008, Repurchase Value $48,015,000
collateralized by Federal National Mortgage Assn.
5.375%-7.125%, 6/12/2017-1/15/2030)
(Cost $48,012)	1.990%	5/1/2008	48,012	48,012

Total Investments (99.0%)
(Cost $2,949,800)				2,998,996

Other Assets and Liabilities-Net (1.0%)				31,021

Net Assets (100%)				3,030,017

1	Securities with a value of $2,547,000 have been segregated as initial margin for open futures contracts.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2008, the cost of investment securities for tax purposes was $2,949,800,000. Net unrealized appreciation of investment securities for tax purposes was $49,196,000, consisting of unrealized gains of $55,014,000 on securities that had risen in value since their purchase and $5,818,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	1,608	342,001	(1,487)
5-Year U.S. Treasury Note	(724)	81,077	1,578

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities. Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of April 30, 2008:

Valuation Inputs	Investments in Securities ($000)	Other Financial Instruments ($000)

Level 1- Quoted Prices	-	91

Level 2- Other Significant Observable Inputs	2,998,996	-

Level 3- Significant Unobservable Inputs	-	-

Total	2,998,996	91

Vanguard Long-Term Treasury Fund
Schedule of Investments
April 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (96.5%)

U.S. Government Securities (94.2%)
U.S. Treasury Bond	8.750%	5/15/2020	40,360	57,759
U.S. Treasury Bond	8.750%	8/15/2020	102,000	146,306
U.S. Treasury Bond	7.875%	2/15/2021	189,581	256,882
U.S. Treasury Bond	8.125%	5/15/2021	92,875	128,574
U.S. Treasury Bond	8.125%	8/15/2021	32,000	44,405
U.S. Treasury Bond	8.000%	11/15/2021	23,000	31,693
U.S. Treasury Bond	7.250%	8/15/2022	40,500	52,941
U.S. Treasury Bond	7.125%	2/15/2023	83,000	107,796
U.S. Treasury Bond	6.250%	8/15/2023	101,500	122,434
U.S. Treasury Bond	7.625%	2/15/2025	60,000	82,622
U.S. Treasury Bond	6.875%	8/15/2025	52,000	67,056
U.S. Treasury Bond	6.000%	2/15/2026	183,200	216,920
U.S. Treasury Bond	6.750%	8/15/2026	59,000	75,649
U.S. Treasury Bond	6.500%	11/15/2026	25,050	31,387
U.S. Treasury Bond	6.625%	2/15/2027	106,000	134,554
U.S. Treasury Bond	6.375%	8/15/2027	122,650	152,316
U.S. Treasury Bond	6.125%	11/15/2027	99,000	119,976
U.S. Treasury Bond	5.500%	8/15/2028	7,000	7,918
U.S. Treasury Bond	5.250%	11/15/2028	16,000	17,577
1 U.S. Treasury Bond	5.250%	2/15/2029	103,500	113,704
U.S. Treasury Bond	6.125%	8/15/2029	163,800	199,964
U.S. Treasury Bond	5.375%	2/15/2031	151,725	170,857
U.S. Treasury Bond	4.500%	2/15/2036	17,000	17,048
U.S. Treasury Bond	4.750%	2/15/2037	73,000	76,160
U.S. Treasury Bond	5.000%	5/15/2037	117,500	127,506
U.S. Treasury Bond	4.375%	2/15/2038	21,500	21,110

				2,581,114

Agency Note (2.3%)
Private Export Funding Corp.	4.950%	11/15/2015	60,000	62,880

Total U.S. Government and Agency Obligations
(Cost $2,431,087)				2,643,994

Temporary Cash Investment (2.3%)

Repurchase Agreement
UBS Securities LLC
(Dated 4/30/2008, Repurchase Value $61,499,000, collateralized by Federal National Mortgage Assn. 4.750%-5.375%, 11/19/2012-6/12/2017)
(Cost $61,496)	1.990%	5/1/2008	61,496	61,496

Total Investments (98.8%)
(Cost $2,492,583)				2,705,490

Other Assets and Liabilities-Net (1.2%)				33,109

Net Assets (100%)				2,738,599

1	Securities with a value of $2,192,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2008, the cost of investment securities for tax purposes was $2,505,964,000. Net unrealized appreciation of investment securities for tax purposes was $199,526,000, consisting of unrealized gains of $200,153,000 on securities that had risen in value since their purchase and $627,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(429)	48,041	(104)
2-Year U.S. Treasury Note	(181)	38,497	(37)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities. Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of April 30, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	-	(141)

Level 2- Other Significant Observable Inputs	2,705,490

Level 3- Significant Unobservable Inputs	-	-

Total	2,705,490	(141)

Vanguard Short-Term Treasury Fund
Schedule of Investments
April 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (89.0%)

U.S. Government Securities (83.6%)
U.S. Treasury Note	4.500%	2/15/2009	300,000	306,093
U.S. Treasury Note	4.500%	3/31/2009	160,000	163,750
U.S. Treasury Note	4.500%	4/30/2009	333,000	341,325
U.S. Treasury Note	4.875%	5/15/2009	211,000	217,265
U.S. Treasury Note	4.875%	5/31/2009	210,000	216,365
U.S. Treasury Note	4.875%	8/15/2009	260,000	269,058
U.S. Treasury Note	3.125%	11/30/2009	95,000	96,380
U.S. Treasury Note	3.250%	12/31/2009	300,000	304,968
U.S. Treasury Note	6.500%	2/15/2010	50,000	53,696
U.S. Treasury Note	4.000%	4/15/2010	136,500	141,065
U.S. Treasury Note	4.875%	4/30/2011	30,500	32,606
U.S. Treasury Note	5.125%	6/30/2011	45,000	48,473
U.S. Treasury Note	4.625%	10/31/2011	70,200	74,829
U.S. Treasury Note	4.500%	11/30/2011	60,000	63,750
U.S. Treasury Note	4.625%	2/29/2012	62,000	66,117
U.S. Treasury Note	4.500%	3/31/2012	122,000	129,510
U.S. Treasury Note	4.500%	4/30/2012	102,000	108,279
U.S. Treasury Note	4.875%	6/30/2012	85,000	91,535
U.S. Treasury Note	4.625%	7/31/2012	380,000	405,650
1 U.S. Treasury Note	3.875%	10/31/2012	500,000	518,750
U.S. Treasury Note	2.875%	1/31/2013	76,000	75,501
U.S. Treasury Note	2.750%	2/28/2013	110,000	108,591

				3,833,556

Agency Bonds and Notes (5.3%)
2 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	85,000	88,801
2 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	20,000	21,657
3 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.450%	12/15/2010	8,182	8,618
Private Export Funding Corp.	6.670%	9/15/2009	17,000	17,881
Private Export Funding Corp.	7.200%	1/15/2010	7,100	7,616
Private Export Funding Corp.	7.250%	6/15/2010	64,080	70,008
Private Export Funding Corp.	6.070%	4/30/2011	29,000	31,350

				245,931

Mortgage-Backed Securities (0.1%)
2,3 Federal Home Loan Mortgage Corp.	5.500%	4/1/2016-5/1/2016	805	826
2,3 Federal Home Loan Mortgage Corp.	7.000%	9/1/2015-1/1/2016	620	650
2,3 Federal National Mortgage Assn.	7.000%	11/1/2015-3/1/2016	1,579	1,660

				3,136

Total U.S. Government and Agency Obligations
(Cost $4,032,990)				4,082,623

Temporary Cash Investments (9.1%)

Repurchase Agreements

Citigroup Global Markets, Inc.
(Dated 4/30/2008, Repurchase Value $150,008,000,
collateralized by Federal Home Loan Bank Discount Note 10/3/2008 and
Federal National Mortgage Assn. Discount Note 7/30/2008)	1.990%	5/1/2008	150,000	150,000
Deutsche Bank Securities, Inc.
(Dated 4/30/2008, Repurchase Value $150,008,000,
collateralized by Federal Home Loan Bank Discount Note, 6/25/2008
and Federal Home Loan Mortgage Corp. 4.750%-5.500%, 8/20/2012-1/19/2016)	1.990%	5/1/2008	150,000	150,000
UBS Securities LLC
(Dated 4/30/2008, Repurchase Value $115,863,000,
collateralized by Federal Home Loan Bank 5.000%, 12/12/2008 and
Federal National Mortgage Assn. 4.500%-4.625%, 10/15/2008-10/15/2013)	1.990%	5/1/2008	115,857	115,857

Total Temporary Cash Investments
(Cost $415,857)				415,857

Total Investments (98.1%)
(Cost $4,448,847)				4,498,480

Other Assets and Liabilities—Net (1.9%)				85,300

Net Assets (100%)				4,583,780

1	Securities with a value of $2,594,000 have been segregated as initial margin for open futures contracts.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2008, the cost of investment securities for tax purposes was $4,452,366,000. Net unrealized appreciation of investment securities for tax purposes was $46,114,000, consisting of unrealized gains of $62,371,000 on securities that had risen in value since their purchase and $16,257,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	(974)	207,158	(213)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities. Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of April 30, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	-	(213)

Level 2- Other Significant Observable Inputs	4,498,480	-

Level 3- Significant Unobservable Inputs	-	-

Total	4,498,480	(213)

Vanguard Intermediate-Term Treasury Fund
Schedule of Investments
April 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (92.7%)

U.S. Government Securities (85.0%)
U.S. Treasury Bond	8.750%	5/15/2017	32,700	44,911
U.S. Treasury Bond	8.875%	8/15/2017	20,000	27,766
U.S. Treasury Bond	9.125%	5/15/2018	62,000	88,602
U.S. Treasury Bond	9.000%	11/15/2018	68,000	97,059
U.S. Treasury Bond	8.875%	2/15/2019	363,000	515,518
U.S. Treasury Bond	8.125%	8/15/2019	181,000	246,019
U.S. Treasury Bond	8.500%	2/15/2020	165,000	231,104
U.S. Treasury Note	4.625%	2/29/2012	90,000	95,977
U.S. Treasury Note	4.500%	3/31/2012	420,000	445,855
U.S. Treasury Note	4.875%	6/30/2012	170,000	183,070
U.S. Treasury Note	4.250%	9/30/2012	25,000	26,324
U.S. Treasury Note	3.875%	10/31/2012	80,000	83,000
U.S. Treasury Note	3.375%	11/30/2012	100,000	101,547
U.S. Treasury Note	4.250%	11/15/2013	784,000	829,574
U.S. Treasury Note	4.000%	2/15/2014	457,500	477,804
U.S. Treasury Note	4.250%	8/15/2014	60,000	63,469
U.S. Treasury Note	4.250%	11/15/2014	120,000	126,900
1 U.S. Treasury Note	4.000%	2/15/2015	501,000	521,040
U.S. Treasury Note	4.125%	5/15/2015	267,000	278,889
U.S. Treasury Note	4.500%	2/15/2016	30,000	31,988
U.S. Treasury Note	5.125%	5/15/2016	81,000	89,593
U.S. Treasury Note	4.875%	8/15/2016	125,000	135,938
U.S. Treasury Note	4.625%	11/15/2016	30,000	32,119
U.S. Treasury Note	4.625%	2/15/2017	15,000	16,029
U.S. Treasury Note	4.500%	5/15/2017	5,000	5,291
U.S. Treasury Note	4.750%	8/15/2017	50,000	53,836

				4,849,222

Agency Bonds and Notes (6.7%)
Agency for International Development-Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	40,000	40,980
2,3 Guaranteed Trade Trust (U.S. Government Guaranteed)	6.690%	1/15/2009	5,936	5,955
2 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.600%	12/15/2012	16,977	18,297
2 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.050%	11/15/2013	21,563	23,487
Private Export Funding Corp.	7.200%	1/15/2010	12,900	13,837
Private Export Funding Corp.	7.250%	6/15/2010	135,920	148,494
Private Export Funding Corp.	6.070%	4/30/2011	51,000	55,132
Private Export Funding Corp.	5.685%	5/15/2012	10,000	10,866
Private Export Funding Corp.	4.950%	11/15/2015	65,000	68,029

				385,077

Mortgage-Backed Securities (1.0%)
2,4 Federal Home Loan Mortgage Corp.	5.500%	4/1/2016-5/1/2016	2,247	2,304
2,4 Federal Home Loan Mortgage Corp.	7.000%	6/1/2015-3/1/2016	625	658
2,4 Federal National Mortgage Assn. Grantor Trust	5.763%	12/25/2011	20,000	21,037
2,4 Federal National Mortgage Assn. Grantor Trust	7.300%	5/25/2010	30,000	31,791

				55,790

Total U.S. Government and Agency Obligations
(Cost $5,032,481)				5,290,089

Temporary Cash Investments (5.3%)

Repurchase Agreements
Deutsche Bank Securities, Inc.
(Dated 4/30/2008, Repurchase Value $150,008,000
collateralized by Federal Home Loan Bank
3.625%-5.250%, 6/12/2009-12/17/2010, Federal Home Loan Mortgage Corp.
5.500%, 8/20/2012, and Federal National Mortgage Assn. 0.000%, 1/15/2009)	1.990%	5/1/5008	150,000	150,000
UBS Securities LLC
(Dated 4/30/2008, Repurchase Value $150,733,000
collateralized by Federal Home Loan Bank
3.625%-5.125%, 6/18/2008-12/17/2010, Federal Home Loan Mortgage Corp.
6.000%, 6/15/2011, and Federal National Mortgage Assn. 6.000%, 5/15/2008)	1.990%	5/1/5008	150,725	150,725

Total Temporary Cash Investments
(Cost $300,725)				300,725

Total Investments (98.0%)
(Cost $5,333,206)				5,590,814

Other Assets and Liabilities-Net (2.0%)				115,907

Net Assets (100%)				5,706,721

1	Securities with a value of $2,600,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of this security represented 0.1% of net assets.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2008, the cost of investment securities for tax purposes was $5,333,206,000. Net unrealized appreciation of investment securities for tax purposes was $257,608,000, consisting of unrealized gains of $264,946,000 on securities that had risen in value since their purchase and $7,338,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(933)	104,482	(226)
2-Year U.S. Treasury Note	(389)	82,735	(80)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities. Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of April 30, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	-	(306)

Level 2- Other Significant Observable Inputs	5,590,814	-

Level 3- Significant Unobservable Inputs	-	-

Total	5,590,814	(306)

Vanguard High-Yield Corporate Fund
Schedule of Investments
April 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (5.4%)

U.S. Treasury Note	5.625%	5/15/2008	93,920	94,067
U.S. Treasury Note	5.500%	5/15/2009	90,165	93,419
U.S. Treasury Note	5.750%	8/15/2010	93,740	100,932
U.S. Treasury Note	4.875%	7/31/2011	95,750	102,482
U.S. Treasury Note	4.000%	11/15/2012	100,650	105,400

Total U.S. Government Securities
(Cost $478,574)				496,300

Corporate Bonds (90.4%)

Finance (3.7%)
Banking (0.3%)
Chevy Chase Savings Bank	6.875%	12/1/2013	23,595	21,645
Finance Companies (2.1%)
General Motors Acceptance Corp. LLC	6.875%	8/28/2012	37,825	30,376
General Motors Acceptance Corp. LLC	6.750%	12/1/2014	25,000	19,267
General Motors Acceptance Corp. LLC	8.000%	11/1/2031	190,230	144,575
Insurance (0.6%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	31,750	31,246
UnumProvident Corp.	6.750%	12/15/2028	20,560	17,099
UnumProvident Corp.	7.375%	6/15/2032	6,295	5,577
Real Estate Investment Trusts (0.7%)
1 Rouse Co.	6.750%	5/1/2013	60,215	52,607
Rouse Co.	5.375%	11/26/2013	14,580	12,318

				334,710

Industrial (74.7%)
Basic Industry (9.5%)
Arch Western Finance	6.750%	7/1/2013	67,495	68,507
Bowater Canada Finance	7.950%	11/15/2011	38,885	24,206
2 Calpine Corp.	5.575%	3/29/2014	58,320	54,821
Cascades Inc.	7.250%	2/15/2013	38,615	35,719
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/2015	39,685	43,157
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	104,410	115,373
^ Georgia Gulf Corp.	9.500%	10/15/2014	41,785	35,099
Georgia-Pacific Corp.	8.125%	5/15/2011	34,730	35,859
1 Georgia-Pacific Corp.	7.125%	1/15/2017	78,040	77,845
Georgia-Pacific Corp.	8.000%	1/15/2024	19,405	18,386
IMC Global, Inc.	7.300%	1/15/2028	22,500	22,387
International Steel Group, Inc.	6.500%	4/15/2014	42,615	43,942
Methanex Corp.	8.750%	8/15/2012	28,910	31,006
1 Mosaic Co.	7.625%	12/1/2014	8,060	8,725
1 Mosaic Co.	7.875%	12/1/2016	6,715	7,336
2 Mylan Inc.	5.938%	12/11/2017	14,873	14,315
2 Mylan Inc.	6.000%	12/11/2017	15,611	15,025
2 Mylan Inc.	6.000%	12/11/2017	7,436	7,158
Neenah Paper Inc.	7.375%	11/15/2014	28,380	25,542
Novelis Inc.	7.250%	2/15/2015	86,400	78,624
Smurfit-Stone Container	8.000%	3/15/2017	31,330	26,474
Stone Container Corp.	7.375%	7/15/2014	9,725	8,169
US Steel Corp.	7.000%	2/1/2018	68,085	68,778
Capital Goods (5.0%)
Alliant Techsystems Inc.	6.750%	4/1/2016	25,410	24,965
Allied Waste North America Inc.	5.750%	2/15/2011	6,805	6,737
Allied Waste North America Inc.	6.375%	4/15/2011	16,170	16,332
Allied Waste North America Inc.	7.250%	3/15/2015	7,680	7,776
Allied Waste North America Inc.	7.125%	5/15/2016	20,280	20,381
Allied Waste North America Inc.	6.875%	6/1/2017	51,175	51,239
^1 Ashtead Capital Inc.	9.000%	8/15/2016	22,555	19,510
1 Ashtead Holding PLC	8.625%	8/1/2015	10,310	8,519
Ball Corp.	6.625%	3/15/2018	18,800	18,706
Case New Holland Inc.	7.125%	3/1/2014	55,475	55,336
Crown Americas Inc.	7.625%	11/15/2013	22,580	23,483
Crown Americas Inc.	7.750%	11/15/2015	22,580	23,822
L-3 Communications Corp.	7.625%	6/15/2012	24,850	25,471
L-3 Communications Corp.	6.125%	7/15/2013	8,425	8,341
L-3 Communications Corp.	6.375%	10/15/2015	16,190	16,069
Texas Industries Inc.	7.250%	7/15/2013	19,470	19,227
United Rentals NA Inc.	6.500%	2/15/2012	92,250	86,600
United Rentals NA Inc.	7.750%	11/15/2013	28,350	24,416
Communication (19.0%)
CanWest Media Inc.	8.000%	9/15/2012	59,309	56,492
1 CanWest MediaWorks LP	9.250%	8/1/2015	50,000	45,750
1 Charter Communications OPT LLC	8.000%	4/30/2012	95,150	91,582
1 Charter Communications OPT LLC	8.375%	4/30/2014	76,940	73,862
Citizens Communications	9.250%	5/15/2011	62,665	66,581
Citizens Communications	6.625%	3/15/2015	29,850	28,134
Citizens Communications	7.125%	3/15/2019	4,850	4,474
Citizens Communications	9.000%	8/15/2031	12,655	11,706
CSC Holdings, Inc.	8.125%	7/15/2009	7,420	7,578
CSC Holdings, Inc.	8.125%	8/15/2009	19,355	19,742
CSC Holdings, Inc.	7.625%	4/1/2011	35,765	36,123
CSC Holdings, Inc.	6.750%	4/15/2012	20,305	19,899
CSC Holdings, Inc.	7.875%	2/15/2018	29,580	29,062
CSC Holdings, Inc.	7.625%	7/15/2018	79,045	77,266
Dex Media, Inc.	8.000%	11/15/2013	30,840	23,593
DirecTV Holdings	6.375%	6/15/2015	70,665	67,662
GCI Inc.	7.250%	2/15/2014	53,475	44,785
Idearc Inc.	8.000%	11/15/2016	184,640	120,478
Intelsat Bermuda Ltd.	7.625%	4/15/2012	33,950	27,796
Intelsat Bermuda Ltd.	6.500%	11/1/2013	46,555	33,985
Intelsat Bermuda Ltd.	9.250%	6/15/2016	37,385	37,619
Intelsat Holding Ltd.	8.250%	1/15/2013	6,980	7,024
Intelsat Holding Ltd.	8.625%	1/15/2015	62,875	63,347
Lamar Media Corp.	7.250%	1/1/2013	4,860	4,787
Lamar Media Corp.	6.625%	8/15/2015	18,680	17,606
Liberty Media Corp.	5.700%	5/15/2013	75,450	67,287
Liberty Media Corp.	8.500%	7/15/2029	9,730	8,458
Liberty Media Corp.	8.250%	2/1/2030	44,115	37,678
Mediacom Broadband LLC	8.500%	10/15/2015	47,845	44,017
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	29,080	28,135
Medianews Group Inc.	6.875%	10/1/2013	26,317	12,566
PanAmSat Corp.	9.000%	8/15/2014	41,751	42,169
3 Quebecor Media Inc.	7.750%	3/15/2016	40,270	38,861
Quebecor Media Inc.	7.750%	3/15/2016	44,905	43,333
Qwest Communications International Inc.	8.875%	3/15/2012	90,455	95,656
Qwest Communications International Inc.	7.500%	10/1/2014	10,505	10,584
R.H. Donnelley Corp.	6.875%	1/15/2013	8,415	5,470
R.H. Donnelley Corp.	6.875%	1/15/2013	33,535	21,798
R.H. Donnelley Corp.	8.875%	1/15/2016	105,890	67,902
1 R.H. Donnelley Corp.	8.875%	10/15/2017	11,290	7,339
US West Communications Group	6.875%	9/15/2033	80,755	68,238
1 Videotron Ltd.	9.125%	4/15/2018	5,905	6,333
Windstream Corp.	8.125%	8/1/2013	11,565	12,028
Windstream Corp.	8.625%	8/1/2016	57,015	59,937
Windstream Corp.	7.000%	3/15/2019	48,645	45,726
Consumer Cyclical (14.9%)
AMC Entertainment Inc.	8.000%	3/1/2014	23,190	20,697
Corrections Corp. of America	6.250%	3/15/2013	12,065	12,095
Corrections Corp. of America	6.750%	1/31/2014	6,300	6,379
Ford Motor Co.	7.450%	7/16/2031	51,680	38,502
2 Ford Motor Credit Co.	7.163%	4/15/2012	40,570	39,906
Ford Motor Credit Co.	7.000%	10/1/2013	144,115	125,451
2 Ford Motor Credit Co.	5.800%	12/15/2013	157,538	141,785
Ford Motor Credit Co.	8.000%	12/15/2016	83,500	73,422
General Motors Corp.	8.250%	7/15/2023	47,885	35,914
^ General Motors Corp.	8.375%	7/15/2033	134,675	101,680
Harrah's Operating Co., Inc.	5.625%	6/1/2015	29,725	17,129
Harrah's Operating Co., Inc.	6.500%	6/1/2016	15,740	9,208
Harrah's Operating Co., Inc.	5.750%	10/1/2017	95,125	53,508
Host Hotels & Resorts LP	6.875%	11/1/2014	41,280	40,454
Host Marriott LP	7.125%	11/1/2013	77,100	76,907
Mandalay Resort Group	9.375%	2/15/2010	34,730	35,598
Marquee Inc.	8.625%	8/15/2012	23,910	24,508
MGM Mirage, Inc.	8.500%	9/15/2010	78,475	80,437
MGM Mirage, Inc.	8.375%	2/1/2011	12,720	12,641
MGM Mirage, Inc.	6.750%	9/1/2012	34,305	31,904
^ Park Place Entertainment Corp.	8.125%	5/15/2011	1,890	1,597
Seneca Gaming Corp.	7.250%	5/1/2012	28,640	27,781
Service Corp. International	7.375%	10/1/2014	10,990	11,320
Service Corp. International	6.750%	4/1/2016	4,038	3,998
Service Corp. International	7.000%	6/15/2017	41,725	42,247
Service Corp. International	7.625%	10/1/2018	35,040	36,792
^ Station Casinos	6.500%	2/1/2014	19,665	12,684
Station Casinos	6.875%	3/1/2016	15,040	9,588
Station Casinos	6.625%	3/15/2018	9,820	5,941
Tenneco Automotive Inc.	10.250%	7/15/2013	10,147	10,756
1 TRW Automotive Inc.	7.000%	3/15/2014	96,785	95,091
1 TRW Automotive Inc.	7.250%	3/15/2017	49,145	48,039
Wynn Las Vegas LLC	6.625%	12/1/2014	40,825	39,906
Wynn Las Vegas LLC	6.625%	12/1/2014	36,780	35,861
Consumer Noncyclical (10.7%)
Aramark Corp.	8.500%	2/1/2015	49,310	51,282
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	6,550	6,583
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	10,295	9,806
Community Health Systems	8.875%	7/15/2015	85,085	88,701
Constellation Brands Inc.	7.250%	9/1/2016	65,188	66,003
Constellation Brands Inc.	7.250%	5/15/2017	24,655	24,871
Delhaize America Inc.	9.000%	4/15/2031	12,665	15,719
2 Elan Financial PLC	7.065%	11/15/2011	30,775	28,369
Elan Financial PLC	7.750%	11/15/2011	73,235	71,587
Elan Financial PLC	8.875%	12/1/2013	41,715	41,402
Fisher Scientific International Inc.	6.750%	8/15/2014	13,585	13,973
Fisher Scientific International Inc.	6.125%	7/1/2015	12,700	12,753
HCA Inc.	5.750%	3/15/2014	9,135	7,696
HCA Inc.	6.375%	1/15/2015	96,955	85,320
HCA Inc.	6.500%	2/15/2016	69,575	61,748
HCA Inc.	9.250%	11/15/2016	36,990	39,718
HCA Inc.	7.690%	6/15/2025	4,510	3,591
Omnicare, Inc.	6.125%	6/1/2013	6,565	5,974
Omnicare, Inc.	6.750%	12/15/2013	14,435	13,425
Omnicare, Inc.	6.875%	12/15/2015	20,475	18,632
Reynolds American Inc.	7.250%	6/1/2013	45,910	47,919
Reynolds American Inc.	7.300%	7/15/2015	36,460	37,645
Smithfield Foods, Inc.	7.750%	7/1/2017	63,120	62,726
Tenet Healthcare Corp.	6.500%	6/1/2012	13,690	12,663
Tenet Healthcare Corp.	7.375%	2/1/2013	13,755	12,758
Tenet Healthcare Corp.	9.875%	7/1/2014	63,575	65,164
Tenet Healthcare Corp.	9.250%	2/1/2015	11,445	11,388
Ventas Realty LP/Capital Corp.	6.750%	6/1/2010	7,650	7,688
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	24,485	24,118
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015	16,405	16,426
Ventas Realty LP/Capital Corp.	6.500%	6/1/2016	17,655	17,015
Energy (11.2%)
Chesapeake Energy Corp.	7.750%	1/15/2015	3,785	3,922
Chesapeake Energy Corp.	6.625%	1/15/2016	48,625	48,625
Chesapeake Energy Corp.	6.875%	1/15/2016	29,855	30,116
Chesapeake Energy Corp.	6.500%	8/15/2017	67,780	66,424
Chesapeake Energy Corp.	6.250%	1/15/2018	45,220	44,316
Encore Acquisition Co.	6.250%	4/15/2014	5,010	4,772
Encore Acquisition Co.	6.000%	7/15/2015	17,645	16,277
Forest Oil Corp.	8.000%	12/15/2011	21,660	22,932
Forest Oil Corp.	7.750%	5/1/2014	11,805	12,100
Forest Oil Corp.	7.250%	6/15/2019	38,860	40,317
Hornbeck Offshore Services	6.125%	12/1/2014	29,470	28,696
Newfield Exploration Co.	6.625%	4/15/2016	23,985	23,625
OPTI Canada Inc.	7.875%	12/15/2014	24,135	24,618
OPTI Canada Inc.	8.250%	12/15/2014	67,550	69,914
Peabody Energy Corp.	6.875%	3/15/2013	35,550	36,261
Peabody Energy Corp.	7.375%	11/1/2016	69,675	72,810
Peabody Energy Corp.	7.875%	11/1/2026	47,685	49,235
Petrohawk Energy Corp.	9.125%	7/15/2013	13,465	14,206
1 Petroplus Finance Ltd.	6.750%	5/1/2014	57,300	53,576
1 Petroplus Finance Ltd.	7.000%	5/1/2017	42,000	38,168
Pioneer Natural Resources Co.	5.875%	7/15/2016	35,730	33,419
Pioneer Natural Resources Co.	6.650%	3/15/2017	68,845	67,752
Pioneer Natural Resources Co.	6.875%	5/1/2018	38,405	37,845
Pioneer Natural Resources Co.	7.200%	1/15/2028	12,855	11,780
Plains Exploration & Production Co.	7.750%	6/15/2015	9,715	9,982
Plains Exploration & Production Co.	7.000%	3/15/2017	15,685	15,450
Pride International Inc.	7.375%	7/15/2014	50,760	53,235
1 Southwestern Energy	7.500%	2/1/2018	44,155	46,528
Whiting Petroleum Corp.	7.250%	5/1/2012	17,725	17,769
Whiting Petroleum Corp.	7.250%	5/1/2013	21,975	22,030
Whiting Petroleum Corp.	7.000%	2/1/2014	3,950	3,960
Technology (1.7%)
Freescale Semiconductor	8.875%	12/15/2014	64,180	56,639
IKON Office Solutions	7.750%	9/15/2015	19,760	19,612
NXP BV	7.875%	10/15/2014	61,075	60,464
Sensata Technologies	8.000%	5/1/2014	16,955	15,959
Transportation (2.7%)
2 Avis Budget Car Rental	5.565%	5/15/2014	8,045	6,959
Avis Budget Car Rental	7.625%	5/15/2014	57,285	52,272
Avis Budget Car Rental	7.750%	5/15/2016	45,750	40,146
3 Continental Airlines, Inc.	9.798%	4/1/2021	32,985	29,027
Continental Airlines, Inc.	6.903%	4/19/2022	14,950	11,997
Hertz Corp.	8.875%	1/1/2014	76,280	76,661
^ Hertz Corp.	10.500%	1/1/2016	32,355	32,598
Other (0.0%)
UCAR Finance, Inc.	10.250%	2/15/2012	4,343	4,517

				6,833,731

Utilities (12.0%)
Electric (9.9%)
1 AES Corp.	8.750%	5/15/2013	17,839	18,753
AES Corp.	7.750%	10/15/2015	49,640	51,439
AES Corp.	8.000%	10/15/2017	20,850	21,814
Aquila Inc.	9.950%	2/1/2011	42,960	45,108
Aquila Inc.	14.875%	7/1/2012	4,815	5,838
Dynegy Inc.	8.375%	5/1/2016	75,465	79,049
Dynegy Inc.	7.750%	6/1/2019	40,000	39,900
Edison Mission Energy	7.500%	6/15/2013	8,775	9,148
Edison Mission Energy	7.000%	5/15/2017	19,945	20,094
Edison Mission Energy	7.200%	5/15/2019	29,640	30,010
1 IPALCO Enterprises, Inc.	7.250%	4/1/2016	11,985	12,434
Mirant North America LLC	7.375%	12/31/2013	59,415	61,643
Nevada Power Co.	6.500%	4/15/2012	9,945	10,094
Nevada Power Co.	5.875%	1/15/2015	15,895	15,776
Nevada Power Co.	6.650%	4/1/2036	9,710	9,322
NRG Energy Inc.	7.250%	2/1/2014	30,145	31,049
NRG Energy Inc.	7.375%	2/1/2016	96,890	100,039
NRG Energy Inc.	7.375%	1/15/2017	69,725	71,991
Reliant Energy, Inc.	6.750%	12/15/2014	86,930	89,755
Reliant Energy, Inc.	7.875%	6/15/2017	20,000	20,900
TXU Corp.	5.550%	11/15/2014	64,890	52,885
TXU Corp.	6.500%	11/15/2024	77,300	57,975
TXU Corp.	6.550%	11/15/2034	66,345	49,510
Natural Gas (2.1%)
1 NGPL Pipeco LLC	7.119%	12/15/2017	45,555	46,658
Suburban Propane Partners	6.875%	12/15/2013	23,690	23,423
1 Williams Cos., Inc.	6.375%	10/1/2010	5,710	5,896
Williams Cos., Inc.	8.125%	3/15/2012	38,775	42,459
Williams Cos., Inc.	7.500%	1/15/2031	41,335	43,608
Williams Partners LP	7.500%	6/15/2011	16,660	17,576
Williams Partners LP	7.250%	2/1/2017	13,625	14,000

				1,098,146

Total Corporate Bonds
(Cost $8,706,313)				8,266,587

Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)

Republic of Argentina	7.000%	9/12/2013	116,365	90,903
Republic of Argentina	7.000%	4/17/2017	69,450	47,782

Total Sovereign Bonds
(Cost $174,585)				138,685

Temporary Cash Investments (2.7%)

Repurchase Agreement (0.9%)
BNP Paribas Securities Corp.
(Dated 4/30/08, Repurchase Value $82,219,000,
collateralized by U.S. Treasury Inflation-Indexed Bond 2.000%, 1/15/26)	1.900%	5/1/2008	82,215	82,215

			Shares

Money Market Fund (1.8%)
4 Vanguard Market Liquidity Fund	2.304%		163,392,830	163,393

Total Temporary Cash Investments
(Cost $245,608)				245,608

Total Investments (100.0%)
(Cost $9,605,080)				9,147,180

Other Assets and Liabilities-Net (0.0%)				(2,209)

Net Assets (100%)				9,144,971

^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of these securities was $764,551,000, representing 8.4% of net assets.
2	Adjustable-rate note.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2008, the cost of investment securities for tax purposes was $9,605,080,000. Net unrealized depreciation of investment securities for tax purposes was $457,900,000, consisting of unrealized gains of $122,866,000 on securities that had risen in value since their purchase and $580,766,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of April 30, 2008:

Valuation Inputs	Investments in Securities ($000)

Level 1- Quoted Prices	163,393

Level 2- Other Significant Observable Inputs	8,983,787

Level 3- Significant Unobservable Inputs	-

Total	9,147,180

Vanguard Intermediate-Term Investment Grade Fund
Schedule of Investments
April 30, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (0.9%)

U.S. Government Securities (0.8%)
U.S. Treasury Bond	4.000%	2/15/2015	45,000	46,800
U.S. Treasury Bond	4.625%	2/15/2017	4,500	4,809

				51,609

Mortgage-Backed Securities (0.1%)
Conventional Mortgage-Backed Securities (0.1%)
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	3,824	3,961
Nonconventional Mortgage-Backed Securities (0.0%)
1,2 Federal Home Loan Mortgage Corp.	7.245%	8/1/2032	1,042	1,059
1,2 Federal Home Loan Mortgage Corp.	7.276%	9/1/2032	652	669

				5,689

Total U.S. Government and Agency Obligations
(Cost $58,180)				57,298

Corporate Bonds (91.1%)

Asset Backed/Commercial Mortgage-Backed Securities (9.2%)
2,3 American Express Credit Account Master Trust	2.746%	12/15/2014	15,000	14,288
2,3 American Express Credit Account Master Trust	2.766%	9/15/2016	10,000	9,305
4 BA Covered Bond Issuer	5.500%	6/14/2012	11,000	11,458
2 Bank One Issuance Trust	4.370%	4/15/2012	10,000	9,729
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.945%	2/11/2041	8,000	7,873
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	7,153	7,106
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.574%	6/11/2050	13,000	12,846
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/2050	11,900	11,741
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	7,000	6,776
2 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	15,000	14,369
2,3 Chase Issuance Trust	2.756%	10/15/2012	25,000	24,415
2 Chase Issuance Trust	4.650%	3/15/2015	49,000	48,241
2,3 Citibank Credit Card Issuance Trust	2.870%	10/20/2014	25,000	23,740
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	11,125	11,049
2 Citibank Credit Card Issuance Trust	4.850%	4/22/2015	50,000	49,507
2 Citibank Credit Card Issuance Trust	4.850%	3/10/2017	10,000	9,572
2 Citigroup Commercial Mortgage Trust	5.888%	12/10/2049	13,000	12,959
2 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.655%	11/15/2044	4,270	4,230
2 Commercial Mortgage Pass-Through Certificates	5.811%	12/10/2049	5,600	5,598
2 Credit Suisse Mortgage Capital Certificates	5.912%	6/15/2039	11,000	10,981
2 Credit Suisse Mortgage Capital Certificates	5.589%	9/15/2040	8,800	8,699
2 Detroit Edison Securitization Funding LLC	6.190%	3/1/2013	15,000	15,489
2,3 Fleet Home Equity Loan Trust	3.050%	1/20/2033	1,870	1,303
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	5,350	5,311
2 JPMorgan Chase Commercial Mortgage Securities	5.629%	2/12/2051	7,000	6,926
2 JPMorgan Chase Commercial Mortgage Securities	5.827%	2/15/2051	13,370	13,341
2 LB-UBS Commercial Mortgage Trust	5.430%	2/15/2040	8,000	7,775
2,3 MBNA Credit Card Master Note Trust	2.736%	2/15/2012	15,000	14,773
2,3 MBNA Credit Card Master Note Trust	2.776%	6/15/2015	31,000	29,674
2 Massachusetts RRB Special Purpose Trust	4.400%	3/15/2015	12,000	11,751
2 Merrill Lynch Mortgage Trust	5.918%	6/12/2050	11,000	10,975
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.810%	6/12/2050	5,000	4,965
2 Morgan Stanley Capital I	5.803%	6/13/2042	24,100	24,053
2 Morgan Stanley Capital I	5.623%	12/12/2049	4,700	4,651
2,3 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	3.165%	11/25/2015	832	713
2,3 National City Credit Card Master Trust	2.766%	8/15/2012	10,000	9,768
2,3 National City Credit Card Master Trust	2.766%	3/17/2014	15,000	14,068
2,3,4 Nordstrom Private Label Credit Card Master Trust	2.776%	5/15/2015	28,000	26,735
2 PECO Energy Transition Trust	6.520%	12/31/2010	10,000	10,463
2 PSE&G Transition Funding LLC	6.610%	6/15/2015	15,000	15,925
2,3 Target Credit Card Master Trust	2.955%	10/27/2014	15,000	14,167
2 Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/2046	8,800	8,886

				566,194

Finance (40.3%)
Banking (18.3%)
4 ANZ Capital Trust II	5.360%	12/15/2049	10,000	8,814
AmSouth Bank NA	5.200%	4/1/2015	10,000	9,170
Astoria Financial Corp.	5.750%	10/15/2012	9,000	8,533
BB&T Corp.	6.500%	8/1/2011	12,500	13,019
BB&T Corp.	4.750%	10/1/2012	5,000	4,912
BBVA International Preferred Unipersonal	5.919%	12/31/2049	7,000	5,779
4 BNP Paribas	4.800%	6/24/2015	10,000	9,355
3,4 BTMU Curacao Holdings NV	2.899%	12/19/2016	10,790	9,680
2,4 Banco Mercantil del Norte	6.862%	10/13/2021	5,000	4,494
2,4 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	8,550	8,614
4 Banco Santander Peru	5.375%	12/9/2014	4,000	3,840
Bank One Corp.	4.900%	4/30/2015	15,000	14,559
2 Bank of America Capital Trust XIV	5.630%	12/31/2049	18,540	15,181
Bank of America Corp.	4.875%	1/15/2013	16,021	16,050
Bank of America Corp.	5.250%	12/1/2015	15,000	14,796
Bank of America Corp.	5.300%	3/15/2017	9,000	8,893
Bank of America Corp.	5.420%	3/15/2017	42,300	41,566
Bank of America Corp.	5.650%	5/1/2018	10,000	9,984
5 Bank of New York Mellon	4.950%	1/14/2011	5,000	5,056
Bank of New York Mellon	4.950%	3/15/2015	5,000	4,866
3,4 Barclays Bank PLC	7.700%	4/25/2049	4,750	4,849
2,4 Barclays Bank PLC	5.926%	12/15/2049	15,000	12,456
2,4 CBG Florida REIT Corp.	7.114%	2/15/2049	17,340	6,274
2 Citigroup, Inc.	8.400%	4/29/2049	22,000	22,326
Citigroup, Inc.	7.250%	10/1/2010	900	946
Citigroup, Inc.	5.625%	8/27/2012	20,000	20,146
Citigroup, Inc.	5.500%	4/11/2013	33,550	33,923
Citigroup, Inc.	5.000%	9/15/2014	9,000	8,602
Citigroup, Inc.	5.300%	1/7/2016	10,000	9,651
Citigroup, Inc.	5.500%	2/15/2017	25,000	23,777
Citigroup, Inc.	6.000%	8/15/2017	10,000	10,020
Comerica Bank	5.750%	11/21/2016	4,000	3,780
2,4 Commonwealth Bank of Australia	6.024%	3/15/2049	17,050	14,215
4 Commonwealth Bank of Australia	5.000%	11/6/2012	15,500	15,712
2,4 Credit Agricole	6.637%	5/31/2049	18,900	15,384
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	20,000	20,614
Credit Suisse New York	6.000%	2/15/2018	13,500	13,697
Deutsche Bank Financial LLC	5.375%	3/2/2015	10,000	9,889
3,4 Development Bank of Singapore Ltd.	3.290%	5/16/2017	16,500	14,715
Fifth Third Bank	4.750%	2/1/2015	18,150	16,181
First Tennessee Bank	5.050%	1/15/2015	5,000	4,295
Golden West Financial Corp.	4.750%	10/1/2012	22,450	21,747
HSBC Bank USA	3.875%	9/15/2009	1,500	1,508
HSBC Bank USA	4.625%	4/1/2014	22,000	21,648
Hudson United Bank	7.000%	5/15/2012	9,200	9,791
4 ICICI Bank Ltd.	5.750%	1/12/2012	2,675	2,599
2 JPMorgan Chase & Co.	7.900%	12/29/2049	5,650	5,754
JPMorgan Chase & Co.	6.750%	2/1/2011	10,400	10,993
JPMorgan Chase & Co.	4.500%	1/15/2012	5,000	5,006
JPMorgan Chase & Co.	5.750%	1/2/2013	10,000	10,341
JPMorgan Chase & Co.	4.750%	5/1/2013	20,000	19,991
JPMorgan Chase & Co.	4.875%	3/15/2014	5,000	4,943
JPMorgan Chase & Co.	6.125%	6/27/2017	15,000	15,512
JPMorgan Chase & Co.	6.000%	10/1/2017	10,000	10,385
JPMorgan Chase & Co.	6.000%	1/15/2018	18,000	18,652
Key Bank NA	4.950%	9/15/2015	18,000	16,171
2,4 Lloyds TSB Group PLC	6.267%	11/14/2049	6,875	5,694
MBNA Corp.	7.500%	3/15/2012	6,145	6,705
2,4 Manufacturers & Traders Trust Co.	4.197%	4/1/2013	2,750	2,579
Marshall & Ilsley Bank	5.250%	9/4/2012	4,000	3,897
Mellon Bank NA	4.750%	12/15/2014	5,000	4,824
Mellon Funding Corp.	3.250%	4/1/2009	10,000	10,021
Mercantile Bankshares Corp.	4.625%	4/15/2013	10,000	9,680
National Australia Bank	8.600%	5/19/2010	5,000	5,399
National City Bank	6.250%	3/15/2011	8,000	7,635
National City Corp.	4.900%	1/15/2015	3,435	2,856
PNC Bank NA	4.875%	9/21/2017	6,100	5,423
PNC Bank NA	6.000%	12/7/2017	4,500	4,335
PNC Bank NA	6.875%	4/1/2018	4,500	4,598
PNC Funding Corp.	5.625%	2/1/2017	5,000	4,740
Regions Financial Corp.	6.375%	5/15/2012	8,975	9,084
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	2,000	1,976
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	4,000	3,794
Sanwa Bank Ltd.	7.400%	6/15/2011	2,825	3,036
4 Scotland International Finance	7.700%	8/15/2010	10,000	10,635
Skandinaviska Enskilda Banken	6.875%	2/15/2009	5,000	5,117
2,4 Societe Generale	5.922%	12/5/2049	20,000	17,076
Southtrust Corp.	5.800%	6/15/2014	14,705	14,741
Sovereign Bancorp, Inc.	4.800%	9/1/2010	5,000	4,537
2 Sovereign Bank	4.375%	8/1/2013	2,458	2,160
State Street Capital Trust	5.300%	1/15/2016	12,000	11,544
3 SunTrust Banks, Inc.	3.196%	6/2/2009	12,175	12,160
3 SunTrust Banks, Inc.	2.998%	4/1/2015	6,000	5,906
2,4 Toronto-Dominion Bank	6.378%	10/15/2049	13,000	9,666
UBS AG	5.875%	7/15/2016	10,000	9,811
UBS AG	5.875%	12/20/2017	4,000	4,001
US Bank NA	6.300%	2/4/2014	5,000	5,385
US Bank NA	4.950%	10/30/2014	14,750	14,701
2 USB Capital IX	6.189%	4/15/2049	12,525	9,785
2,4 USB Realty Corp.	6.091%	12/15/2049	3,450	2,553
3,4 Unicredit Luxembourg Finance	3.050%	1/13/2017	14,925	13,833
Union Planters Corp.	7.750%	3/1/2011	10,000	10,489
UnionBanCal Corp.	5.250%	12/16/2013	3,000	2,940
4 United Overseas Bank Ltd.	4.500%	7/2/2013	7,000	6,756
Wachovia Bank NA	4.800%	11/1/2014	10,000	9,486
Wachovia Bank NA	6.000%	11/15/2017	12,000	11,982
2 Wachovia Corp.	7.980%	2/28/2049	5,525	5,449
Wachovia Corp.	5.625%	10/15/2016	25,000	24,432
Wachovia Corp.	5.750%	2/1/2018	5,000	4,992
Washington Mutual Bank	5.500%	1/15/2013	6,147	5,550
Washington Mutual Bank	5.650%	8/15/2014	7,500	6,565
Washington Mutual Bank	5.125%	1/15/2015	9,000	7,783
Washington Mutual Finance Corp.	6.875%	5/15/2011	10,000	10,426
Wells Fargo & Co.	5.125%	9/1/2012	5,500	5,586
Wells Fargo & Co.	5.250%	10/23/2012	12,000	12,365
Wells Fargo & Co.	4.375%	1/31/2013	8,025	7,956
Wells Fargo & Co.	4.950%	10/16/2013	4,500	4,519
Wells Fargo & Co.	4.625%	4/15/2014	10,000	9,849
Wells Fargo & Co.	5.125%	9/15/2016	5,000	4,921
Wells Fargo & Co.	5.625%	12/11/2017	6,000	6,163
Western Financial Bank	9.625%	5/15/2012	1,640	1,708
2,4 Westpac Capital Trust III	5.819%	12/30/2049	14,300	13,081
Wilmington Trust Corp.	4.875%	4/15/2013	18,305	16,903
Zions Bancorp.	6.000%	9/15/2015	11,000	10,008
Zions Bancorp.	5.500%	11/16/2015	8,000	7,104
Brokerage (6.4%)
Bear Stearns Co., Inc.	5.700%	11/15/2014	10,785	10,756
Bear Stearns Co., Inc.	7.250%	2/1/2018	21,000	23,008
BlackRock, Inc.	6.250%	9/15/2017	10,000	10,298
2 Goldman Sachs Capital II	5.793%	6/1/2049	30,000	22,413
3 Goldman Sachs Group, Inc.	2.971%	6/28/2010	8,925	8,756
3 Goldman Sachs Group, Inc.	3.250%	7/23/2009	3,575	3,565
Goldman Sachs Group, Inc.	5.625%	1/15/2017	29,000	28,134
Goldman Sachs Group, Inc.	5.950%	1/18/2018	12,000	12,051
Goldman Sachs Group, Inc.	6.150%	4/1/2018	20,750	21,039
Jefferies Group Inc.	5.875%	6/8/2014	7,500	7,154
LaBranche & Co.	9.500%	5/15/2009	4,225	4,309
LaBranche & Co.	11.000%	5/15/2012	375	382
Lazard Group	6.850%	6/15/2017	5,000	4,669
Lehman Brothers Holdings, Inc.	5.625%	1/24/2013	12,755	12,565
Lehman Brothers Holdings, Inc.	6.200%	9/26/2014	22,500	22,463
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	20,000	19,618
Lehman Brothers Holdings, Inc.	6.875%	5/2/2018	5,000	5,121
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	25,000	24,560
Merrill Lynch & Co., Inc.	5.450%	2/5/2013	5,425	5,296
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	15,000	14,464
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	12,000	11,145
Merrill Lynch & Co., Inc.	6.875%	4/25/2018	10,000	10,118
Morgan Stanley Dean Witter	4.750%	4/1/2014	26,250	24,874
Morgan Stanley Dean Witter	5.375%	10/15/2015	15,000	14,477
Morgan Stanley Dean Witter	5.950%	12/28/2017	20,000	19,766
Morgan Stanley Dean Witter	6.625%	4/1/2018	52,150	54,078
Finance Companies (6.6%)
American Express Bank, FSB	5.500%	4/16/2013	7,000	6,976
3 American Express Centurion Bank	2.873%	11/16/2009	5,000	4,910
American Express Centurion Bank	5.200%	11/26/2010	8,750	8,915
American Express Centurion Bank	5.550%	10/17/2012	10,400	10,428
American Express Centurion Bank	6.000%	9/13/2017	21,000	20,528
American Express Co.	4.875%	7/15/2013	16,417	16,102
American General Finance Corp.	4.875%	5/15/2010	1,000	995
American General Finance Corp.	5.625%	8/17/2011	15,500	15,359
American General Finance Corp.	4.875%	7/15/2012	12,000	11,599
American General Finance Corp.	5.850%	6/1/2013	25,000	24,484
American General Finance Corp.	6.900%	12/15/2017	7,000	6,960
3 CIT Group, Inc.	3.320%	2/13/2012	2,750	2,217
CIT Group, Inc.	5.000%	2/1/2015	12,000	9,900
CIT Group, Inc.	5.400%	1/30/2016	11,000	9,089
CIT Group, Inc.	5.650%	2/13/2017	1,500	1,245
Countrywide Financial Corp.	5.800%	6/7/2012	3,415	3,244
Countrywide Home Loan	4.000%	3/22/2011	4,200	3,822
General Electric Capital Corp.	4.375%	11/21/2011	10,200	10,218
General Electric Capital Corp.	5.875%	2/15/2012	54,600	57,119
General Electric Capital Corp.	4.375%	3/3/2012	5,200	5,181
General Electric Capital Corp.	6.000%	6/15/2012	25,000	26,343
2 General Electric Capital Corp.	6.375%	11/15/2067	14,450	14,403
General Electric Capital Corp.	5.625%	5/1/2018	20,000	20,051
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	27,500	23,481
3 HSBC Finance Corp.	3.150%	9/14/2012	8,000	7,326
HSBC Finance Corp.	4.125%	11/16/2009	5,000	4,996
International Lease Finance Corp.	4.950%	2/1/2011	6,300	6,146
International Lease Finance Corp.	5.450%	3/24/2011	800	802
International Lease Finance Corp.	5.750%	6/15/2011	3,900	3,907
International Lease Finance Corp.	6.375%	3/25/2013	9,375	9,549
International Lease Finance Corp.	5.875%	5/1/2013	10,000	9,925
International Lease Finance Corp.	5.650%	6/1/2014	10,000	9,544
SLM Corp.	5.050%	11/14/2014	7,500	6,220
4 USAA Capital Corp.	4.640%	12/15/2009	11,000	11,240
4 USAA Capital Corp.	4.996%	12/12/2011	15,000	15,320
iStar Financial Inc.	5.950%	10/15/2013	10,000	8,650
Insurance (6.3%)
ACE INA Holdings, Inc.	5.700%	2/15/2017	3,000	2,985
ACE INA Holdings, Inc.	5.800%	3/15/2018	3,000	2,995
2,4 AGFC Capital Trust I	6.000%	1/15/2067	8,000	6,419
Allied World Assurance	7.500%	8/1/2016	5,000	4,996
American International Group, Inc.	5.850%	1/16/2018	10,000	9,983
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	20,000	20,582
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	29,100	29,866
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	17,100	17,471
CIGNA Corp.	7.000%	1/15/2011	10,000	10,307
2 Chubb Corp.	6.375%	3/29/2067	8,000	7,435
Coventry Health Care Inc.	5.875%	1/15/2012	625	606
Coventry Health Care Inc.	5.950%	3/15/2017	4,000	3,647
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	1,740	1,336
Genworth Financial, Inc.	5.750%	5/15/2013	5,250	5,165
2 Genworth Financial, Inc.	6.150%	11/15/2066	8,000	6,449
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	10,000	9,771
Humana Inc.	6.450%	6/1/2016	10,000	9,712
2 ING Capital Funding Trust III	5.775%	12/8/2049	3,120	2,695
2,4 Liberty Mutual Insurance Co.	7.000%	3/15/2037	2,225	1,986
Lincoln National Corp.	6.200%	12/15/2011	7,000	7,197
2 Lincoln National Corp.	6.050%	4/20/2067	5,940	5,083
2,4 MBIA, Inc.	14.000%	1/15/2033	9,875	9,332
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	5,325	5,243
3,4 MassMutual Global Funding II	3.168%	12/6/2013	35,000	33,513
3,4 Merna Reinsurance Ltd.	4.446%	7/7/2010	5,450	5,133
4 MetLife Global Funding I	5.125%	4/10/2013	10,300	10,342
MetLife, Inc.	5.375%	12/15/2012	10,000	10,140
3,4 Monumental Global Funding III	3.090%	1/25/2013	10,000	9,346
Nationwide Financial Services	5.900%	7/1/2012	5,000	5,142
4 New York Life Global Funding	5.250%	10/16/2012	5,000	5,113
4 New York Life Global Funding	5.375%	9/15/2013	12,000	12,333
2,4 Oil Insurance Ltd.	7.558%	6/30/2049	10,600	9,590
2 PartnerRe Finance II	6.440%	12/1/2066	15,000	12,332
4 Principal Life Global	4.400%	10/1/2010	10,000	10,131
2 Progressive Corp.	6.700%	6/15/2037	2,200	1,976
Protective Life Secured Trust	4.000%	4/1/2011	5,000	4,862
Prudential Financial, Inc.	5.100%	9/20/2014	15,000	14,743
Prudential Financial, Inc.	4.750%	6/13/2015	7,000	6,666
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	4,000	3,970
2 Travelers Cos. Inc.	6.250%	3/15/2037	4,750	4,168
Travelers Property Casualty Corp.	5.000%	3/15/2013	5,000	5,004
UnitedHealth Group, Inc.	5.000%	8/15/2014	12,000	11,469
UnitedHealth Group, Inc.	6.000%	2/15/2018	6,000	5,942
WellPoint Inc.	6.375%	1/15/2012	12,500	13,029
WellPoint Inc.	6.800%	8/1/2012	5,000	5,246
4 Xlliac Global Funding	4.800%	8/10/2010	3,300	3,285
2,4 ZFS Finance USA Trust I	5.875%	5/9/2032	4,400	3,874
Real Estate Investment Trusts (2.5%)
Arden Realty LP	5.200%	9/1/2011	1,900	1,944
AvalonBay Communities, Inc.	5.750%	9/15/2016	13,550	12,677
Boston Properties, Inc.	6.250%	1/15/2013	6,680	6,820
CPG Partners LP	8.250%	2/1/2011	5,000	5,394
Camden Property Trust	5.000%	6/15/2015	10,000	8,605
Colonial Realty LP	5.500%	10/1/2015	3,000	2,569
Developers Diversified Realty Corp.	5.250%	4/15/2011	7,500	7,198
ERP Operating LP	5.125%	3/15/2016	11,000	10,035
Equity One Inc.	6.250%	1/15/2017	5,000	4,455
HCP Inc.	6.700%	1/30/2018	5,000	4,531
HRPT Properties Trust	5.750%	2/15/2014	6,061	5,457
HRPT Properties Trust	6.400%	2/15/2015	9,500	8,893
Health Care Property Investors, Inc.	6.000%	1/30/2017	5,000	4,303
Health Care REIT, Inc.	8.000%	9/12/2012	5,000	5,226
Health Care REIT, Inc.	5.875%	5/15/2015	5,725	5,262
Hospitality Properties	6.300%	6/15/2016	5,000	4,591
Kimco Realty Corp.	5.783%	3/15/2016	10,000	9,177
Liberty Property LP	5.125%	3/2/2015	5,000	4,406
National Retail Properties	6.875%	10/15/2017	7,000	6,159
ProLogis	5.625%	11/15/2015	5,000	4,680
ProLogis	5.625%	11/15/2016	5,500	5,080
Regency Centers LP	4.950%	4/15/2014	5,000	4,470
Simon Property Group Inc.	4.875%	3/18/2010	10,000	9,928
Simon Property Group Inc.	4.875%	8/15/2010	3,750	3,729
Simon Property Group Inc.	5.250%	12/1/2016	5,000	4,713
4 Westfield Capital Corp.	4.375%	11/15/2010	5,270	5,135
Other (0.2%)
4 Targeted Return Index Securities Trust	6.375%	1/15/2012	13,300	14,249

				2,491,123

Industrial (32.2%)
Basic Industries (1.0%)
4 ABX Financing Co.	5.750%	10/15/2016	7,000	6,876
Air Products & Chemicals Inc.	4.150%	2/1/2013	3,700	3,656
Alcoa, Inc.	5.550%	2/1/2017	5,000	4,792
Alcoa, Inc.	5.870%	2/23/2022	1,100	1,042
E.I. du Pont de Nemours & Co.	5.000%	1/15/2013	11,525	11,775
International Steel Group, Inc.	6.500%	4/15/2014	2,200	2,269
Monsanto Co.	5.125%	4/15/2018	2,600	2,579
PPG Industries, Inc.	6.650%	3/15/2018	5,000	5,277
Praxair, Inc.	5.250%	11/15/2014	5,000	5,282
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	7,000	6,957
Rohm & Haas Co.	6.000%	9/15/2017	6,000	6,081
Weyerhaeuser Co.	6.750%	3/15/2012	7,461	7,799
Capital Goods (4.0%)
Allied Waste North America Inc.	6.875%	6/1/2017	2,675	2,678
Avery Dennison Corp.	4.875%	1/15/2013	6,800	6,609
2,4 BAE Systems Asset Trust	7.156%	12/15/2011	5,245	5,484
4 BAE Systems Holdings Inc.	5.200%	8/15/2015	10,000	9,868
Boeing Capital Corp.	6.100%	3/1/2011	5,000	5,273
Boeing Co.	5.125%	2/15/2013	8,000	8,289
2,4 C8 Capital SPV Ltd.	6.640%	12/15/2049	3,925	3,649
CRH America Inc.	6.000%	9/30/2016	7,000	6,577
Caterpillar Financial Services Corp.	4.300%	6/1/2010	7,000	7,123
Caterpillar Financial Services Corp.	4.250%	2/8/2013	8,900	8,794
Caterpillar Financial Services Corp.	4.600%	1/15/2014	3,000	2,960
Caterpillar Financial Services Corp.	5.500%	3/15/2016	2,000	2,039
Caterpillar Financial Services Corp.	5.450%	4/15/2018	5,000	5,088
Crane Co.	5.500%	9/15/2013	5,000	5,000
Embraer Overseas Ltd.	6.375%	1/24/2017	4,000	3,897
Emerson Electric Co.	7.125%	8/15/2010	12,500	13,431
Emerson Electric Co.	5.250%	10/15/2018	5,000	4,976
General Dynamics Corp.	4.250%	5/15/2013	16,350	16,335
General Electric Co.	5.250%	12/6/2017	5,000	4,962
Honeywell International, Inc.	5.300%	3/1/2018	7,000	7,122
John Deere Capital Corp	4.500%	4/3/2013	1,000	997
John Deere Capital Corp.	7.000%	3/15/2012	13,440	14,633
John Deere Capital Corp.	5.350%	4/3/2018	3,000	3,030
L-3 Communications Corp.	7.625%	6/15/2012	675	692
L-3 Communications Corp.	6.125%	7/15/2013	450	445
L-3 Communications Corp.	5.875%	1/15/2015	1,400	1,362
Lafarge SA	6.500%	7/15/2016	5,000	4,931
Masco Corp.	5.875%	7/15/2012	10,560	10,422
2,4 Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/2009	1,699	1,723
Raytheon Co.	4.850%	1/15/2011	13,850	13,984
Textron Financial Corp.	4.600%	5/3/2010	8,000	8,094
Tyco International Group SA	6.375%	10/15/2011	10,000	10,096
Tyco International Group SA	6.000%	11/15/2013	11,000	11,118
United Technologies Corp.	6.350%	3/1/2011	30,600	32,465
Waste Management, Inc.	7.375%	8/1/2010	4,870	5,145
Communications (5.5%)
AT&T Inc.	6.250%	3/15/2011	5,000	5,248
AT&T Inc.	4.950%	1/15/2013	4,380	4,428
AT&T Inc.	5.100%	9/15/2014	10,000	10,042
AT&T Inc.	5.625%	6/15/2016	13,000	13,257
British Sky Broadcasting Corp.	6.875%	2/23/2009	10,000	10,118
British Sky Broadcasting Corp.	8.200%	7/15/2009	4,125	4,248
4 British Sky Broadcasting Corp.	6.100%	2/15/2018	5,000	5,084
British Telecommunications PLC	8.625%	12/15/2010	5,450	5,945
Comcast Cable Communications, Inc.	8.875%	5/1/2017	3,400	4,001
Comcast Corp.	5.500%	3/15/2011	7,000	7,118
Comcast Corp.	5.900%	3/15/2016	15,000	15,196
Comcast Corp.	4.950%	6/15/2016	10,000	9,499
Cox Communications, Inc.	6.750%	3/15/2011	10,000	10,444
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,842
4 Cox Enterprises, Inc.	7.875%	9/15/2010	5,000	5,318
Deutsche Telekom International Finance	8.000%	6/15/2010	16,000	17,161
France Telecom	7.750%	3/1/2011	25,000	27,135
News America Inc.	4.750%	3/15/2010	9,800	9,858
Nextel Communications	5.950%	3/15/2014	5,000	3,905
Rogers Cable Inc.	6.750%	3/15/2015	6,000	6,015
Sprint Capital Corp.	8.375%	3/15/2012	5,000	4,796
Telecom Italia Capital	5.250%	11/15/2013	10,000	9,485
Telefonica Emisiones SAU	5.984%	6/20/2011	5,000	5,108
Telefonica Emisiones SAU	6.421%	6/20/2016	7,000	7,408
Telefonos de Mexico SA	5.500%	1/27/2015	10,000	9,775
Time Warner Cable Inc.	5.850%	5/1/2017	21,500	21,204
Univision Communications, Inc.	3.875%	10/15/2008	7,000	6,877
Verizon Communications Corp.	5.550%	2/15/2016	5,000	5,037
Verizon Communications Corp.	6.100%	4/15/2018	5,000	5,238
Verizon Global Funding Corp.	6.875%	6/15/2012	16,000	17,183
Verizon Global Funding Corp.	7.375%	9/1/2012	40,000	43,865
4 Vivendi	5.750%	4/4/2013	5,450	5,397
Vodafone AirTouch PLC	7.750%	2/15/2010	5,820	6,148
Vodafone Group PLC	5.000%	9/15/2015	11,850	11,515
Consumer Cyclical (4.9%)
2,4 CVS Caremark Corp.	6.117%	1/10/2013	6,669	7,085
Centex Corp.	7.875%	2/1/2011	4,160	4,061
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	600	621
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	3,300	3,341
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	30,000	30,738
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	6,736	7,205
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	10,000	10,447
Darden Restaurants Inc.	6.200%	10/15/2017	5,000	4,854
Federated Retail Holding	5.900%	12/1/2016	5,000	4,394
Gamestop Corp.	8.000%	10/1/2012	2,475	2,623
4 Harley-Davidson Funding Corp.	5.250%	12/15/2012	3,300	3,336
4 Harley-Davidson Inc.	5.000%	12/15/2010	2,600	2,660
Harrah's Entertainment Inc.	7.875%	3/15/2010	1,575	1,480
Home Depot Inc.	5.400%	3/1/2016	12,875	12,098
International Speedway Corp.	4.200%	4/15/2009	3,815	3,813
International Speedway Corp.	5.400%	4/15/2014	7,000	6,871
J.C. Penney Co., Inc.	7.950%	4/1/2017	5,000	5,072
Johnson Controls, Inc.	5.250%	1/15/2011	3,000	3,051
K. Hovnanian Enterprises	6.250%	1/15/2016	4,260	2,955
KB Home	6.375%	8/15/2011	2,250	2,149
KB Home	7.250%	6/15/2018	600	554
Kohl's Corp.	6.250%	12/15/2017	7,000	6,744
Lowe's Cos., Inc.	5.600%	9/15/2012	5,450	5,602
Lowe's Cos., Inc.	5.000%	10/15/2015	7,000	7,008
MDC Holdings Inc.	7.000%	12/1/2012	1,615	1,660
MGM Mirage, Inc.	8.500%	9/15/2010	1,400	1,435
MGM Mirage, Inc.	6.750%	4/1/2013	1,075	981
MGM Mirage, Inc.	5.875%	2/27/2014	1,000	860
McDonald's Corp.	5.800%	10/15/2017	5,000	5,199
McDonald's Corp.	5.350%	3/1/2018	20,000	20,180
4 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	11,570	11,613
4 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	10,500	10,756
Pulte Homes, Inc.	5.200%	2/15/2015	5,000	4,414
Royal Caribbean Cruises	7.000%	6/15/2013	3,250	3,055
Royal Caribbean Cruises	6.875%	12/1/2013	680	632
Ryland Group, Inc.	5.375%	1/15/2015	10,000	8,602
Target Corp.	5.375%	6/15/2009	23,100	23,646
Tenneco Automotive Inc.	8.625%	11/15/2014	1,100	1,122
The Walt Disney Co.	5.625%	9/15/2016	10,000	10,394
Toll Corp.	8.250%	2/1/2011	695	672
Viacom Inc.	6.125%	10/5/2017	5,000	5,026
Wal-Mart Stores, Inc.	5.000%	4/5/2012	5,000	5,192
Wal-Mart Stores, Inc.	4.550%	5/1/2013	23,000	23,462
Western Union Co.	5.400%	11/17/2011	14,000	14,031
Yum! Brands, Inc.	7.700%	7/1/2012	7,000	7,591
Yum! Brands, Inc.	6.250%	3/15/2018	3,000	3,013
Consumer Noncyclical (8.9%)
Abbott Laboratories	5.600%	11/30/2017	16,000	16,672
Allergan Inc.	5.750%	4/1/2016	10,000	9,955
AmerisourceBergen Corp.	5.625%	9/15/2012	2,800	2,799
AmerisourceBergen Corp.	5.875%	9/15/2015	3,000	2,931
Amgen Inc.	4.850%	11/18/2014	15,000	14,614
Amgen Inc.	5.850%	6/1/2017	10,000	10,027
Anheuser-Busch Cos., Inc.	5.500%	1/15/2018	5,000	5,089
Archer-Daniels-Midland Co.	5.870%	11/15/2010	10,000	10,442
AstraZeneca PLC	5.400%	6/1/2014	5,025	5,177
AstraZeneca PLC	5.900%	9/15/2017	14,475	15,305
Baxter Finco, BV	4.750%	10/15/2010	16,860	17,163
Becton, Dickinson & Co.	4.550%	4/15/2013	8,000	7,972
Biogen Idec Inc.	6.875%	3/1/2018	27,000	27,005
Boston Scientific	5.125%	1/12/2017	6,000	5,220
Bottling Group LLC	5.500%	4/1/2016	7,000	7,148
Bristol-Myers Squibb Co.	5.250%	8/15/2013	13,400	13,847
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	1,974
Campbell Soup Co.	4.875%	10/1/2013	10,000	10,192
4 Cargill Inc.	6.300%	4/15/2009	8,750	8,899
4 Cargill Inc.	4.375%	6/1/2013	8,600	8,250
Clorox Co.	5.000%	1/15/2015	7,000	6,647
Coca Cola Bottling Co.	5.000%	11/15/2012	7,000	7,014
Coca-Cola Co.	5.350%	11/15/2017	17,000	17,654
Colgate-Palmolive Co.	5.980%	4/25/2012	14,300	15,260
ConAgra Foods, Inc.	6.750%	9/15/2011	2,950	3,105
ConAgra Foods, Inc.	5.819%	6/15/2017	4,687	4,653
4 Cosan Finance Ltd.	7.000%	2/1/2017	1,340	1,266
4 Covidien International	6.000%	10/15/2017	4,000	4,080
Diageo Capital PLC	5.750%	10/23/2017	7,000	7,081
Estee Lauder Cos. Inc.	6.000%	1/15/2012	6,800	7,112
4 Fosters Finance Corp.	4.875%	10/1/2014	4,000	3,829
Genentech Inc.	4.750%	7/15/2015	16,150	16,109
General Mills, Inc.	6.000%	2/15/2012	6,429	6,697
General Mills, Inc.	5.200%	3/17/2015	5,000	5,047
General Mills, Inc.	5.700%	2/15/2017	3,000	3,006
Hasbro Inc.	6.300%	9/15/2017	5,000	5,010
4 Health Care Services Corp.	7.750%	6/15/2011	20,000	21,787
Hershey Foods Corp.	4.850%	8/15/2015	5,000	4,927
5 Hormel Foods Corp.	6.625%	6/1/2011	16,085	17,026
Johnson & Johnson	5.550%	8/15/2017	7,500	8,021
Kellogg Co.	6.600%	4/1/2011	13,500	14,316
Kimberly-Clark Corp.	4.875%	8/15/2015	6,000	5,922
Kraft Foods, Inc.	6.125%	2/1/2018	5,000	5,107
Kroger Co.	6.200%	6/15/2012	9,300	9,681
Kroger Co.	6.400%	8/15/2017	5,000	5,241
Land O'Lakes Inc.	9.000%	12/15/2010	410	426
Medco Health Solutions	7.125%	3/15/2018	5,000	5,254
Medtronic Inc.	4.750%	9/15/2015	20,000	19,370
Nabisco Inc.	7.550%	6/15/2015	15,000	16,382
PepsiAmericas Inc.	4.500%	3/15/2013	6,000	5,940
Philips Electronics NV	5.750%	3/11/2018	5,000	5,132
Reynolds American Inc.	7.625%	6/1/2016	875	928
4 SABMiller PLC	6.200%	7/1/2011	13,000	13,399
Safeway, Inc.	4.950%	8/16/2010	5,495	5,557
Safeway, Inc.	6.350%	8/15/2017	3,000	3,174
Schering-Plough Corp.	6.000%	9/15/2017	5,000	5,031
Smithfield Foods, Inc.	7.750%	7/1/2017	1,800	1,789
Sysco Corp.	5.250%	2/12/2018	12,000	12,099
4 Tesco PLC	5.500%	11/15/2017	7,000	7,072
Wyeth	5.500%	3/15/2013	13,000	13,526
Wyeth	6.950%	3/15/2011	10,000	10,697
Wyeth	5.500%	2/1/2014	5,000	5,133
Wyeth	5.500%	2/15/2016	10,000	10,112
Energy (3.3%)
Anadarko Finance Co.	6.750%	5/1/2011	1,750	1,842
Anadarko Petroleum Corp.	5.950%	9/15/2016	18,000	18,450
Apache Corp.	6.250%	4/15/2012	4,325	4,599
Apache Corp.	5.625%	1/15/2017	4,000	4,128
Canadian Natural Resources	5.700%	5/15/2017	5,000	5,003
Canadian Natural Resources	5.900%	2/1/2018	10,000	10,161
Chesapeake Energy Corp.	7.625%	7/15/2013	1,075	1,126
Devon Financing Corp.	6.875%	9/30/2011	2,625	2,808
EOG Resources Inc.	5.875%	9/15/2017	3,000	3,121
Encana Corp.	5.900%	12/1/2017	5,570	5,684
4 GS-Caltex Oil Corp.	5.500%	10/15/2015	6,000	5,510
Kerr McGee Corp.	6.875%	9/15/2011	5,000	5,261
4 LG Caltex Oil Corp.	5.500%	8/25/2014	4,000	3,713
Marathon Oil Corp.	5.900%	3/15/2018	15,000	15,143
4 Nabors Industries Inc.	6.150%	2/15/2018	3,000	3,030
Nexen, Inc.	5.650%	5/15/2017	3,000	2,954
Noble Corp.	5.875%	6/1/2013	3,000	3,126
2,4,6 Oil Enterprises Ltd.	6.239%	6/30/2008	178	179
2,4 PF Export Receivables Master Trust	3.748%	6/1/2013	2,019	1,935
2,4 PF Export Receivables Master Trust	6.436%	6/1/2015	3,779	3,776
Petro-Canada	4.000%	7/15/2013	8,000	7,627
2,4 Petroleum Co. of Trinidad & Tobago	6.000%	5/8/2022	8,800	8,501
Shell International Finance	4.950%	3/22/2012	33,680	35,150
4 Statoil	5.125%	4/30/2014	10,000	9,972
Transocean Inc.	6.000%	3/15/2018	8,000	8,227
Valero Energy Corp.	6.125%	6/15/2017	10,000	10,037
Weatherford International Inc.	6.000%	3/15/2018	10,000	10,246
XTO Energy, Inc.	6.250%	4/15/2013	5,000	5,268
XTO Energy, Inc.	6.250%	8/1/2017	5,000	5,224
Technology (2.2%)
Agilent Technologies Inc.	6.500%	11/1/2017	5,950	5,937
Cisco Systems Inc.	5.500%	2/22/2016	21,940	22,681
4 Dell Inc.	5.650%	4/15/2018	8,000	7,839
Dun & Bradstreet Corp.	6.000%	4/1/2013	9,700	9,626
Equifax Inc.	6.300%	7/1/2017	5,000	4,792
Hewlett-Packard Co.	5.500%	3/1/2018	7,000	7,137
IBM International Group Capital	5.050%	10/22/2012	25,000	25,774
International Business Machines Corp.	5.700%	9/14/2017	7,000	7,298
Intuit Inc.	5.750%	3/15/2017	5,000	4,808
Oracle Corp.	5.250%	1/15/2016	13,000	13,007
Pitney Bowes, Inc.	5.000%	3/15/2015	10,000	9,761
Pitney Bowes, Inc.	5.750%	9/15/2017	5,000	5,064
Xerox Corp.	5.650%	5/15/2013	10,000	10,012
Transportation (1.8%)
American Airlines, Inc.	6.817%	5/23/2011	714	668
2 Burlington Northern Railroad Co. Equipment Trust	7.330%	6/23/2010	967	999
Burlington Northern Santa Fe Corp.	8.125%	4/15/2020	5,000	5,636
Canadian National Railway Co.	5.800%	6/1/2016	4,000	4,124
Continental Airlines, Inc.	6.563%	2/15/2012	3,000	2,970
2 Continental Airlines, Inc.	6.648%	9/15/2017	914	868
2 Continental Airlines, Inc.	6.900%	1/2/2018	231	220
2 Continental Airlines, Inc.	9.798%	4/1/2021	2,274	2,001
2 Delta Air Lines, Inc.	6.821%	8/10/2022	3,201	2,831
2 Delta Air Lines, Inc.	8.021%	8/10/2022	1,541	1,349
4 ERAC USA Finance Co.	7.950%	12/15/2009	10,000	10,208
4 ERAC USA Finance Co.	8.000%	1/15/2011	5,740	5,883
FedEx Corp.	3.500%	4/1/2009	2,700	2,693
Greenbrier Co. Inc.	8.375%	5/15/2015	2,540	2,413
3 JetBlue Airways Corp.	3.515%	11/15/2016	4,765	3,806
2,3 JetBlue Airways Corp.	6.165%	11/15/2008	517	513
3 JetBlue Airways Corp.	3.220%	3/15/2014	7,150	5,848
2,3 JetBlue Airways Corp.	3.175%	12/15/2013	4,330	3,993
Norfolk Southern Corp.	8.625%	5/15/2010	10,000	10,847
2 Northwest Airlines Inc.	7.027%	11/1/2019	5,000	4,524
Ryder System Inc.	5.850%	3/1/2014	4,000	3,911
Southwest Airlines Co.	5.250%	10/1/2014	11,025	10,240
2 Southwest Airlines Co.	6.150%	8/1/2022	3,931	3,763
Union Pacific Corp.	6.650%	1/15/2011	8,223	8,660
4 Union Pacific Corp.	5.214%	9/30/2014	6,000	5,946
Union Pacific Corp.	5.750%	11/15/2017	2,500	2,525
2 United Air Lines Inc.	7.186%	4/1/2011	3,682	3,590
Other (0.6%)
Black & Decker Corp.	7.125%	6/1/2011	8,550	8,925
Briggs & Stratton Corp.	8.875%	3/15/2011	2,150	2,247
Cintas Corp.	6.000%	6/1/2012	5,000	5,195
Cooper Industries, Inc.	5.450%	4/1/2015	6,000	6,056
2,4 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	281	282
Parker-Hannifin Corp	4.875%	2/15/2013	6,100	6,085
Rockwell Automation	5.650%	12/1/2017	5,000	5,141
Thermo Electron Corp.	5.000%	6/1/2015	4,700	4,315

				1,984,984

Utilities (9.4%)
Electric (6.1%)
4 AES Panama SA	6.350%	12/21/2016	10,800	10,749
3 Alabama Power Co.	3.283%	8/25/2009	5,000	4,979
4 American Water Capital Corp.	6.085%	10/15/2017	8,750	8,821
Appalachian Power Co.	5.650%	8/15/2012	4,970	5,010
Baltimore Gas & Electric Co.	5.900%	10/1/2016	5,000	4,833
Carolina Power & Light Co.	5.150%	4/1/2015	12,000	12,075
Carolina Power & Light Co.	5.250%	12/15/2015	10,000	10,143
Columbus Southern Power	5.500%	3/1/2013	10,000	10,153
Commonwealth Edison Co.	5.950%	8/15/2016	5,000	5,058
Commonwealth Edison Co.	5.800%	3/15/2018	8,000	8,017
Consolidated Edison Co. of New York	4.875%	2/1/2013	7,500	7,512
Consumers Energy Co.	4.000%	5/15/2010	6,680	6,653
2 Dominion Resources, Inc.	6.300%	9/30/2066	10,990	9,981
Duke Energy Carolinas LLC	5.250%	1/15/2018	5,000	5,049
4 EDP Finance BV	6.000%	2/2/2018	6,000	6,077
Entergy Gulf States, Inc.	3.600%	6/1/2008	4,100	4,100
Entergy Gulf States, Inc.	5.250%	8/1/2015	10,000	9,302
2 FPL Group Capital, Inc.	6.350%	10/1/2066	10,850	9,767
FirstEnergy Corp.	6.450%	11/15/2011	1,120	1,163
2,4 GWF Energy LLC	6.131%	12/30/2011	1,798	1,867
4 ITC Holdings Corp.	6.050%	1/31/2018	20,000	19,891
Illinois Power	6.125%	11/15/2017	5,000	4,861
4 Illinois Power	6.250%	4/1/2018	5,000	4,902
4 Korea East-West Power Co.	4.875%	4/21/2011	5,000	4,992
4 Korea East-West Power Co.	5.250%	11/15/2012	5,000	5,034
MidAmerican Energy Co.	5.125%	1/15/2013	9,000	9,164
4 MidAmerican Energy Holdings Co.	5.750%	4/1/2018	5,000	5,041
NiSource Finance Corp.	7.875%	11/15/2010	5,594	5,929
Northeast Utilities	7.250%	4/1/2012	4,620	4,961
Northern States Power Co.	5.250%	3/1/2018	5,000	5,030
Nstar	8.000%	2/15/2010	20,000	21,407
Ohio Edison	4.000%	5/1/2008	5,000	5,000
Ohio Power Co.	4.850%	1/15/2014	5,000	4,717
Ohio Power Co.	6.000%	6/1/2016	4,000	4,020
PECO Energy Co.	5.950%	11/1/2011	15,000	15,579
PECO Energy Co.	4.750%	10/1/2012	4,500	4,502
2 PPL Capital Funding, Inc.	6.700%	3/30/2067	15,000	12,858
Pacific Gas & Electric Co.	4.200%	3/1/2011	5,000	4,988
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,000	4,978
Pennsylvania Electric Co.	6.050%	9/1/2017	7,000	6,935
3 Pepco Holdings, Inc.	3.701%	6/1/2010	3,075	3,073
Potomac Electric Power	4.950%	11/15/2013	5,465	5,442
Progress Energy, Inc.	7.100%	3/1/2011	516	548
Public Service Co. of Colorado	5.500%	4/1/2014	7,000	7,164
Public Service Co. of New Mexico	4.400%	9/15/2008	1,600	1,596
4 SP PowerAssets Ltd.	5.000%	10/22/2013	15,000	14,978
Sierra Pacific Power Co.	6.000%	5/15/2016	5,000	4,906
Southern Co.	5.300%	1/15/2012	7,000	7,196
Tampa Electric Co.	6.375%	8/15/2012	2,193	2,262
4 United Electric Distribution	4.700%	4/15/2011	10,000	10,198
Virginia Electric & Power Co.	5.950%	9/15/2017	5,000	5,155
2 Wisconsin Energy Corp.	6.250%	5/15/2067	25,000	22,194
Natural Gas (3.3%)
AGL Capital Corp.	7.125%	1/14/2011	10,000	10,615
Atmos Energy Corp.	4.950%	10/15/2014	6,420	6,064
El Paso Natural Gas Co.	5.950%	4/15/2017	3,000	2,945
2 Enbridge Energy Partners	8.050%	10/1/2037	3,280	3,148
4 Enbridge Energy Partners	6.500%	4/15/2018	10,000	10,354
Enbridge Inc.	5.800%	6/15/2014	10,000	10,057
Energy Transfer Partners LP	6.700%	7/1/2018	5,000	5,175
Enterprise Products Operating LP	5.650%	4/1/2013	17,700	17,676
2 Enterprise Products Operating LP	8.375%	8/1/2066	5,850	5,816
Equitable Resources Inc.	6.500%	4/1/2018	15,000	15,139
4 Florida Gas Transmission	7.625%	12/1/2010	5,000	5,393
4 Gulf South Pipeline Co.	6.300%	8/15/2017	7,000	7,013
4 Gulfstream Natural Gas Systems	5.560%	11/1/2015	8,500	8,392
KeySpan Gas East Corp.	7.875%	2/1/2010	10,000	10,560
4 NGPL Pipeco LLC	7.119%	12/15/2017	10,000	10,242
National Grid PLC	6.300%	8/1/2016	7,000	7,166
Northwest Pipeline Corp.	5.950%	4/15/2017	10,000	9,800
ONEOK Partners, LP	6.150%	10/1/2016	10,000	10,051
Panhandle Eastern Pipeline	6.200%	11/1/2017	5,000	4,803
Plains All American Pipeline LP	4.750%	8/15/2009	2,850	2,867
3,4 Rockies Express Pipeline LLC	4.250%	8/20/2009	10,000	9,927
2 Southern Union Co.	7.200%	11/1/2066	5,175	4,243
Teppco Partners, LP	6.650%	4/15/2018	20,000	20,838
2 Trans-Canada Pipelines	6.350%	5/15/2067	4,000	3,586

				582,680

Total Corporate Bonds
(Cost $5,722,947)				5,624,981

Sovereign Bonds (U.S. Dollar-Denominated) (2.6%)

China Development Bank	5.000%	10/15/2015	1,500	1,484
Corp. Andina de Fomento	6.875%	3/15/2012	4,225	4,435
Corp. Andina de Fomento	5.200%	5/21/2013	5,000	4,950
4 Export-Import Bank of Korea	4.125%	2/10/2009	4,800	4,831
Export-Import Bank of Korea	5.500%	10/17/2012	12,700	12,955
Financement Quebec	5.000%	10/25/2012	10,000	10,485
4 Gaz Capital SA	6.212%	11/22/2016	9,800	9,398
Korea Development Bank	4.750%	7/20/2009	15,950	16,102
4 Korea Highway Corp.	4.875%	4/7/2014	5,000	4,839
2 Pemex Finance Ltd.	9.690%	8/15/2009	4,500	4,607
Petrobras International Finance	9.125%	7/2/2013	3,937	4,641
Petrobras International Finance	7.750%	9/15/2014	400	454
2,4 Petroleum Export/Cayman	5.265%	6/15/2011	4,528	4,520
4 Petronas Capital Ltd.	7.000%	5/22/2012	15,000	16,513
2,4 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	3,021	3,049
2,4 Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	15,020	13,915
Republic of Korea	4.250%	6/1/2013	9,325	9,207
Republic of Panama	7.250%	3/15/2015	5,000	5,525
4 Taqa Abu Dhabi National Energy Co.	5.875%	10/27/2016	4,000	3,975
4 Taqa Abu Dhabi National Energy Co.	6.165%	10/25/2017	10,000	10,067
4 Trans Capital Investment	5.670%	3/5/2014	17,450	16,555

Total Sovereign Bonds
(Cost $162,137)				162,507

Taxable Municipal Bonds (0.4%)

3 Florida Hurricane Catastrophe Fund Finance Corp. Rev.	3.496%	10/15/2012	14,210	13,561
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	10,000	9,372

Total Taxable Municipal Bonds
(Cost $24,210)				22,933

Tax-Exempt Municipal Bonds (0.4%)

Minnesota GO	5.000%	8/1/2011	8,150	8,736
Minnesota GO	5.000%	8/1/2012	8,630	9,338
3 Philadelphia PA School Dist. ARS	11.990%	9/1/2021	6,615	6,615

Total Tax-Exempt Municipal Bonds
(Cost $24,122)				24,689

			Shares

Preferred Stocks (1.1%)

Aspen Insurance Holdings	7.401%		76,950	1,678
Axis Capital Holdings	7.500%		50,000	4,676
3 Bank of America Corp.	5.908%		213,775	3,927
Barclays Bank PLC	8.125%		396,600	9,756
3 Goldman Sachs Group, Inc.	6.050%		582,000	11,105
Lehman Brothers Holdings	7.250%		8,740	10,454
3 Merrill Lynch & Co., Inc.	6.000%		44,600	718
Santander Financial	6.800%		117,650	2,634
Southern California Edison Co.	5.349%		211,400	20,460
3 SunTrust Banks, Inc.	6.224%		105,500	1,983
3 Zions Bancorp.	6.124%		86,350	1,520

Total Preferred Stocks
(Cost $75,635)				68,911

Temporary Cash Investment (2.5%)
7 Vanguard Market Liquidity Fund	2.304%	5/2/2008	151,643,668	151,644
(Cost $151,644)

Total Investments (99.0%)
(Cost $6,218,875)				6,112,963

Other Assets and Liabilities - Net (1.0%)				59,712

Net Assets (100%)				6,172,675

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate security.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of these securities was $863,147,000, representing 14.0% of net assets.
5	Securities with a value of $10,666,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.GO - General Obligation Bond.REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2008, the cost of investment securities for tax purposes was $6,218,875,000. Net unrealized depreciation of investment securities for tax purposes was $105,912,000, consisting of unrealized gains of $87,060,000 on securities that had risen in value since their purchase and $192,972,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	5,037	583,348	(505)
2-Year U.S. Treasury Note	(84)	49,084	(780)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps,the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At April 30, 2008, the fund had the following open swap contracts:

Credit Default Swaps

Reference Entity	Termination Date	Dealer (1)	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Burlington Northern Santa Fe Corp.	6/20/2012	DBS	5,000	0.400%	18
Johnson & Johnson	9/20/2012	GSI	5,400	0.070%	(19)
Johnson & Johnson	9/20/2012	UBS	2,160	0.080%	(7)
Lehman Brothers Holdings Inc.	12/20/2012	BOA	10,000	1.190%	(174)
Lehman Brothers Holdings Inc.	12/20/2012	BOA	10,000	1.190%	(255)
Lehman Brothers Holdings Inc.	12/20/2012	BOA	10,000	1.190%	(6)

					(443)

Interest Rate Swaps
Termination Date	Dealer [1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

5/25/2009	LEH	10,000	3.175%	(3.093%)(2)	5
5/8/2010	LEH	9,000	3.758%	(2.758%)(2)	106

					111

Total Return Swaps

Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate Received Paid (2)	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backer Securities Index
8/1/2008	LEH	72,500	2.978%	483
10/31/2008	BOA	20,000	3.224%	-

				483

1	BOA-Bank of America. DBS-Deutsche Bank Securities. GSI-Goldman Sachs International. LEH-Lehman Brothers Special Financing Inc. UBS-UBS AG
2	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of April 30, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Swap Contracts ($000)

Level 1- Quoted Prices	220,554	(1,285)

Level 2- Other Significant Observable Inputs	5,892,409		151

Level 3- Significant Unobservable Inputs

Total	6,112,963	(1,285)	151

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 13, 2008

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 13, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.